UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2012

Item 1: Report(s) to Shareholders.

Semiannual Report September 30, 2012

COMMAND PERFORMANCETM

Laudus Mondrian Fundstm

Laudus Mondrian International Equity Fund

Laudus Mondrian Global Equity Fund (closed to new investors)

Laudus Mondrian Emerging Markets Fund

Laudus Mondrian International Fixed Income Fund

Laudus Mondrian Global Fixed Income Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
Mondrian Investment Partners Limited

Laudus Mondrian Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period[1]

Laudus Mondrian International Equity Fund[2]

Investor Shares (Ticker Symbol: LIEQX)	-1.39%
Select Shares (Ticker Symbol: LIEFX)	-1.11%
Institutional Shares (Ticker Symbol: LIEIX)	-1.25%

MSCI EAFE Index® (Net)	-0.70%

Performance Details	pages 6-7

Laudus Mondrian Global Equity Fund[2]

Investor Shares (Ticker Symbol: LGEQX)	-0.34%
Select Shares (Ticker Symbol: LGESX)	-0.23%
Institutional Shares (Ticker Symbol: LGEVX)	-0.11%

MSCI World® Index (Net)	1.30%

Performance Details	pages 8-9

Laudus Mondrian Emerging Markets Fund[2]

Investor Shares (Ticker Symbol: LEMIX)	-2.11%
Select Shares (Ticker Symbol: LEMSX)	-2.11%	*
Institutional Shares (Ticker Symbol: LEMNX)	-2.00%

MSCI Emerging Markets Index (Net)	-1.84%

Performance Details	pages 10-11

Laudus Mondrian International Fixed Income Fund (Ticker Symbol: LIFNX)	5.28%

Citigroup non-U.S. Dollar World Government Bond Index	4.18%

Performance Details	pages 12-13

Laudus Mondrian Global Fixed Income Fund[3] (Ticker Symbol: LMGDX)	2.86%

Citigroup World Government Bond Index	3.25%

Performance Details	pages 14-15

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Bond funds are subject to increased risk of loss of principal during periods of volatile interest rates.

Please see prospectus for further detail and investor eligibility requirements.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[1]	The report period covers the six months beginning April 1, 2012 through September 30, 2012, except where noted.
[2]	The fund’s performance relative to the indices may be affected by fair-value pricing, see financial note 2 for more information.
[3]	Total returns are since the fund’s inception date of July 10, 2012.

Laudus Mondrian Funds 3

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Laudus Mondrian Funds. For the six months ended September 30, 2012, international headwinds and lackluster economic growth provided a backdrop for moderate gains by bonds in U.S. dollar terms, while stocks generated a narrow range of modestly positive to slightly negative returns.

The euro zone’s ongoing sovereign debt crisis represented a significant obstacle, particularly for global equities. With concerns rising regarding elections in Greece and worries that the crisis might spread to the debt markets of Italy and Spain, stocks endured particularly sharp losses in May. Subsequently, European leaders achieved meaningful progress, and stocks began to recover.

U.S. and international bonds experienced intermittent periods of strength and weakness, while global economic growth decelerated. The European Central Bank, Bank of England, Bank of Japan, and U.S. Federal Reserve were among the world’s widely watched central banks that adopted or maintained policies aimed at improving their region’s or country’s economic prospects, helping to keep interest rates and yields for fixed-income securities historically low.

Bonds generated positive returns, while stock performance was comparatively mixed, as was the performance of the U.S. dollar. International bonds generally outperformed U.S. bonds in U.S. dollar terms, as gauged by the 4.2% return of the Citigroup Non-U.S. Dollar World Government Bond Index compared with the 3.7% return of the Barclays U.S. Aggregate Bond Index. The performance in stocks was reversed: the U.S. stock market performed better than international equities in U.S. dollar terms. Specifically, the Russell 1000 Index returned 3.0%, outperforming the -0.7% return of the MSCI EAFE Index (Net), which illustrates the performance of international developed markets, and the -1.8% return of the MSCI Emerging Markets Index (Net).

Thank you for investing in the Laudus Mondrian Funds. This product lineup now includes the Laudus Mondrian Global Fixed Income Fund, which launched in July. We believe that this new fund enhances our suite of investment solutions, while representing another important opportunity for investors to diversify. Information about the fund is contained in this report.

4 Laudus Mondrian Funds

From the President

For the six months ended September 30, 2012, international headwinds and lackluster economic growth provided a backdrop for moderate gains by bonds in U.S. dollar terms, while stocks generated a narrow range of modestly positive to slightly negative returns.

The Laudus Mondrian Global Equity Fund closed to new investors effective October 2, 2012—after the report period ended—and will redeem all of its outstanding shares on or shortly after November 30, 2012.

We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions about the Laudus Mondrian Funds or for more information, please visit www.laudus.com. We are also happy to hear from you at 1-800-447-3332.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index figures assume dividends and distributions were reinvested.

For definitions of the referenced indices, please see the Glossary.

Laudus Mondrian Funds 5

Laudus Mondrian International Equity Fund

Performance and Fund Facts as of 09/30/12

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (6/16/08)	-1.39%	8.87%	0.87%	-5.44%
Select Shares (6/16/08)	-1.11%	9.20%	1.17%	-5.19%
Institutional Shares (6/16/08)	-1.25%	9.25%	1.23%	-5.12%
MSCI EAFE Index® (Net)[2]	-0.70%	13.75%	2.12%	-3.85%

Fund Expense Ratios3: Investor Shares: Net 1.40%; Gross 1.63% / Select Shares: Net 1.12%; Gross 1.40% /
            Institutional Shares: Net 1.05%; Gross 1.23%

 Fund Characteristics

Number of Companies[4]	38
Weighted Average Market Cap ($ x 1,000,000)	$59,041
Price/Earnings Ratio (P/E)	15.48
Price/Book Ratio (P/B)	1.34
Portfolio Turnover (One year trailing)	25%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Minimum Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Ticker Symbol	LIEQX	LIEFX	LIEIX
Cusip	51855Q614	51855Q564	51855Q580
NAV	$7.09	$7.12	$7.13

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The MSCI Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/14. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.

6 Laudus Mondrian Funds

 Laudus Mondrian International Equity Fund

Performance and Fund Facts as of 09/30/12 continued

 Sector Weightings % of Equities

Consumer Staples	18.0%
Financials	16.9%
Health Care	15.4%
Telecommunication Services	12.4%
Energy	12.0%
Information Technology	7.9%
Utilities	7.5%
Consumer Discretionary	5.2%
Industrials	4.7%
Total	100.0%

 Top Equity Holdings % of Net Assets1

RWE AG	3.7%
Tesco plc	3.4%
Sanofi	3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Unilever plc	3.3%
Novartis AG – Reg’d	3.2%
Royal Dutch Shell plc, Class A	3.2%
GlaxoSmithKline plc	3.2%
Takeda Pharmaceutical Co., Ltd.	3.2%
Canon, Inc.	3.1%
Total	32.9%

 Country Weightings % of Investments

United Kingdom	20.1%
Japan	19.3%
France	15.7%
Switzerland	8.1%
Spain	6.7%
Germany	6.4%
Netherlands	5.0%
Australia	4.4%
Singapore	4.1%
Italy	3.6%
Taiwan	3.3%
Other Countries	3.3%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Funds 7

Laudus Mondrian Global Equity Fund

Performance and Fund Facts as of 09/30/12

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	3 Years	Since Inception

Investor Shares (6/16/08)	-0.34%	16.88%	5.97%	-0.66%
Select Shares (6/16/08)	-0.23%	17.15%	6.26%	-0.38%
Institutional Shares (6/16/08)	-0.11%	17.37%	6.36%	-0.30%
MSCI World® Index (Net)[2]	1.30%	21.59%	7.48%	-0.39%

Fund Expense Ratios3: Investor Shares: Net 1.40%; Gross 5.14% / Select Shares: Net 1.12%; Gross 4.90% /
            Institutional Shares: Net 1.05%; Gross 4.75%

 Fund Characteristics

Number of Companies[4]	61
Weighted Average Market Cap ($ x 1,000,000)	$77,533
Price/Earnings Ratio (P/E)	14.72
Price/Book Ratio (P/B)	1.81
Portfolio Turnover (One year trailing)	29%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Minimum Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Ticker Symbol	LGEQX	LGESX	LGEVX
Cusip	51855Q598	51855Q556	51855Q572
NAV	$8.76	$8.79	$8.80

At a meeting held on September 25, 2012, the Board of Trustees of the Trust approved the closing and liquidation of the fund. Accordingly, effective October 2, 2012, the fund was closed to new investors, and the fund will redeem all of its outstanding shares on or shortly after November 30, 2012. See Financial Note 12 for more information.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The MSCI World Index (Net) is a free float-adjusted market capitalization index that is designed to measure global developed markets equity performance. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/14. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.

8 Laudus Mondrian Funds

 Laudus Mondrian Global Equity Fund

Performance and Fund Facts as of 09/30/12 continued

 Sector Weightings % of Equities

Health Care	21.7%
Consumer Staples	20.4%
Financials	15.0%
Industrials	8.7%
Energy	7.6%
Telecommunication Services	7.1%
Consumer Discretionary	7.1%
Information Technology	6.1%
Utilities	5.3%
Materials	1.0%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Pfizer, Inc.	2.7%
Total S.A.	2.4%
ConAgra Foods, Inc.	2.3%
Wal-Mart Stores, Inc.	2.3%
Johnson & Johnson	2.2%
Eni S.p.A.	2.2%
RWE AG	2.2%
Baxter International, Inc.	2.2%
Merck & Co., Inc.	2.2%
Northern Trust Corp.	2.2%
Total	22.9%

 Country Weightings % of Investments

United States	48.4%
United Kingdom	10.2%
France	8.4%
Japan	6.4%
Germany	6.0%
Switzerland	5.4%
Australia	3.0%
Singapore	2.8%
Netherlands	2.6%
Spain	2.5%
Other Countries	4.3%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Funds 9

Laudus Mondrian Emerging Markets Fund

Performance and Fund Facts as of 09/30/12

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1

Class and Inception Date	6 Months		1 Year	3 Years	Since Inception

Investor Shares (11/2/07)	-2.11%		20.05%	5.35%	-0.34%
Select Shares (11/2/07)	-2.11%	*	20.41%	5.65%	-0.06%
Institutional Shares (11/2/07)	-2.00%		20.51%	5.72%	-0.02%
MSCI Emerging Markets Index (Net)[2]	-1.84%		16.93%	5.64%	-2.99%

Fund Expense Ratios3: Investor Shares: Net 1.80%; Gross 1.90% / Select Shares: Net 1.52%; Gross 1.66% /
            Institutional Shares: Net 1.45%; Gross 1.50%

 Fund Characteristics

Number of Companies[4]	46
Weighted Average Market Cap ($ x 1,000,000)	$38,138
Price/Earnings Ratio (P/E)	10.10
Price/Book Ratio (P/B)	1.69
Portfolio Turnover (One year trailing)	39%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Minimum Initial Investment	$100	$50,000	$500,000
Inception Date	11/2/2007	11/2/2007	11/2/2007
Ticker Symbol	LEMIX	LEMSX	LEMNX
Cusip	51855Q648	51855Q630	51855Q622
NAV	$9.28	$9.30	$9.30

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/14. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.

10 Laudus Mondrian Funds

 Laudus Mondrian Emerging Markets Fund

Performance and Fund Facts as of 09/30/12 continued

 Sector Weightings % of Equities

Financials	24.2%
Energy	17.2%
Consumer Discretionary	13.3%
Information Technology	9.1%
Industrials	9.1%
Utilities	8.0%
Telecommunication Services	7.4%
Consumer Staples	6.3%
Materials	5.4%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Samsung Electronics Co., Ltd.	3.4%
Hyundai Mobis	3.4%
Credicorp Ltd.	3.2%
Belle International Holdings Ltd.	3.1%
Larsen & Toubro Ltd.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Grupo Mexico S.A.B. de C.V., Series B	2.8%
Redecard S.A.	2.7%
Grupo Financiero Santander Mexico SAB de CV, Class B	2.6%
PTT PCL	2.6%
Total	29.6%

 Country Weightings % of Investments

China	18.1%
Brazil	15.5%
India	10.4%
Republic of Korea	8.6%
Mexico	7.0%
Indonesia	6.6%
Turkey	4.9%
Thailand	4.4%
Russia	4.3%
Peru	3.2%
Taiwan	2.9%
South Africa	2.8%
United States*	2.6%
Philippines	2.6%
Hong Kong	2.4%
Other Countries	3.7%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Portfolio holdings may have changed since the report date.

*	This represents an investment in a money market fund which invests primarily in U.S. government securities.
[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Funds 11

Laudus Mondrian International Fixed Income Fund

Performance and Fund Facts as of 09/30/12

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Laudus Mondrian International Fixed Income Fund (11/2/07)	5.28%	3.93%	4.54%	7.23%
Citigroup non-U.S. Dollar World Government Bond Index[3]	4.18%	3.46%	4.02%	6.15%

Fund Expense Ratio4: 0.71%

 Fund Characteristics

Number of Issues[5]	42
Weighted Average Maturity[6]	7.1 Yrs
Weighted Average Duration[6]	5.8 Yrs
Portfolio Turnover (One year trailing)	33%

 Fund Overview

Fund

Minimum Initial Investment	$100
Inception Date	11/2/2007
Ticker Symbol	LIFNX
Cusip	51855Q655
NAV	$12.13

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 27, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	The Citigroup non-US Dollar World Government Bond Index measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least one year. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[4]	As stated in the prospectus. Reflects expenses expected to be charged to shareholders through at least 7/30/14. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[5]	Short-term investments are not included.
[6]	See Glossary for definitions of maturity and duration.

12 Laudus Mondrian Funds

 Laudus Mondrian International Fixed Income Fund

Performance and Fund Facts as of 09/30/12 continued

 Sector Weightings % of Investments

Government Bonds	63.5%
Government Agency Obligations	16.8%
Supranational	13.1%
Corporate Bonds	4.4%
Other Investment Companies	2.2%
Total	100.0%

 Top Holdings % of Net Assets1

Japan Government Ten Year Bond, 1.50%, 09/20/18	5.8%
Bayerische Landesbank, 1.40%, 04/22/13	5.2%
Japan Government Five Year Bond, 0.40%, 09/20/15	5.2%
Nordic Investment Bank, 1.70%, 04/27/17	4.8%
Kreditanstalt fuer Wiederaufbau, 2.05%, 02/16/26	4.7%
Austria Government Bond, 6.25%, 07/15/27	4.6%
Japan Government Ten Year Bond, 1.90%, 06/20/16	4.5%
Denmark Government International Bond, 3.13%, 03/17/14	4.4%
Poland Government Bond, 5.75%, 09/23/22	4.3%
Japan Government Thirty Year Bond, 2.40%, 12/20/34	4.2%
Total	47.7%

 Country Weightings % of Investments2

Japan	22.3%
Germany	16.6%
Poland	7.8%
United Kingdom	5.4%
Austria	4.6%
Finland	4.6%
Denmark	4.4%
Mexico	4.4%
France	3.8%
Sweden	3.0%
South Africa	2.9%
Netherlands	2.7%
Norway	2.2%
United States*	2.2%
Supranational**	13.1%
Total	100.0%

 Currency Weightings % of Investments3

Japanese Yen	51.1%
Euro	18.5%
British Pound	7.7%
Polish Zloty	7.6%
Mexican Peso	4.3%
Swedish Krona	2.9%
South African Rand	5.8%
United States Dollar	2.1%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

*	This represents an investment in a money market fund which invests primarily in U.S. government securities.
**	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others. Bonds are issued and held in Japanese yen.
[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Country weights may include issues via Samurai bonds issued in Japanese yen by non-Japanese entities and/or Yankee bonds issued in U.S. dollars by non-U.S. entities.
[3]	Includes forward foreign currency exposure.

Laudus Mondrian Funds 13

Laudus Mondrian Global Fixed Income Fund

Performance and Fund Facts as of 09/30/12

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Total Returns1

Fund and Inception Date	Since Inception

Fund: Laudus Mondrian Global Fixed Income Fund (7/10/12)	2.86%
Citigroup World Government Bond Index[2]	3.25%

Fund Expense Ratios3: Net 0.85%; Gross 1.03%

 Fund Characteristics

Number of Issues[4]	77
Weighted Average Maturity[5]	6.1 Yrs
Weighted Average Duration[5]	5.2 Yrs
Portfolio Turnover (One year trailing)	--

 Fund Overview

Fund

Minimum Initial Investment	$100
Inception Date	7/10/2012
Ticker Symbol	LMGDX
Cusip	51855Q119
NAV	$10.28

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The Citigroup World Government Bond Index measures the total rate of return performance for the government bonds of 23 countries with a remaining maturity of at least one year. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders for at least two years from commencement of operations. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. For the period 7/11/12 through 1/10/13, the investment adviser has agreed to waive the funds net operating expenses to 0.00% (excluding interest, taxes, and certain non-routine expenses). Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.
[5]	See Glossary for definitions of maturity and duration.

14 Laudus Mondrian Funds

 Laudus Mondrian Global Fixed Income Fund

Performance and Fund Facts as of 09/30/12 continued

 Sector Weightings % of Investments

Government Bonds	62.6%
U.S. Government Securities	18.0%
Government Agency Obligations	7.5%
Supranational	5.2%
Corporate Bonds	4.7%
Other Investment Companies	2.0%
Total	100.0%

 Top Holdings % of Net Assets1

Japan Government Ten Year Bond, 1.40%, 03/20/18	3.8%
Japan Government Ten Year Bond, 1.40%, 06/20/19	3.6%
European Investment Bank, 1.90%, 01/26/26	3.5%
Japan Government Ten Year Bond, 0.80%, 09/20/20	3.3%
U.S. Treasury Notes, 3.63%, 08/15/19	3.1%
Japan Government Ten Year Bond, 1.50%, 09/20/18	3.0%
Bank Nederlandse Gemeenten, 1.85%, 11/07/16	3.0%
Landwirtschaftliche Rentenbank, 1.38%, 04/25/13	2.8%
Bayerische Landesbank, 1.40%, 04/22/13	2.7%
Japan Government Twenty Year Bond, 1.90%, 03/22/21	2.6%
Total	31.4%

 Country Weightings % of Investments2

Japan	21.8%
United States	20.0%
Germany	9.7%
Australia	7.9%
Sweden	6.3%
United Kingdom	5.6%
Brazil	4.0%
Netherlands	4.0%
Poland	3.1%
Mexico	2.4%
Denmark	2.2%
Hungary	2.1%
South Africa	2.0%
Israel	1.2%
Malaysia	1.0%
Qatar	0.9%
Turkey	0.3%
Colombia	0.3%
Supranational*	5.2%
Total	100.0%

 Currency Weightings % of Investments3

Japanese Yen	37.5%
United States Dollar	22.3%
Euro	8.1%
Swedish Krona	6.6%
British Pound	5.0%
Brazilian Real	4.2%
Polish Zloty	3.3%
Mexican Peso	2.5%
Chinese Yuan Renminbi	2.3%
Hungarian Forint	2.2%
South African Rand	2.1%
Israeli Shekel	1.2%
Malaysian Ringgit	1.0%
Chilean Peso	0.8%
Turkish Lira	0.4%
Colombian Peso	0.4%
Australian Dollar	0.1%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others. Bonds are issued and held in Japanese yen and euro.
[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Country weights may include issues via Samurai bonds issued in Japanese yen by non-Japanese entities and/or Yankee bonds issued in U.S. dollars by non-U.S. entities.
[3]	Includes forward foreign currency exposure.

Laudus Mondrian Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2012 (except where noted below) and held through September 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
			Account Value
	Expense Ratio[1]	Beginning	(Net of Expenses)	Expenses Paid
	(Annualized)	Account Value	at 9/30/12	During Period

Laudus Mondrian International Equity Fund[2]
Investor Shares
Actual Return	1.40%	$1,000	$986.10	$6.97
Hypothetical 5% Return	1.40%	$1,000	$1,018.05	$7.08
Select Shares
Actual Return	1.12%	$1,000	$988.90	$5.58
Hypothetical 5% Return	1.12%	$1,000	$1,019.45	$5.67
Institutional Shares
Actual Return	1.05%	$1,000	$987.50	$5.23
Hypothetical 5% Return	1.05%	$1,000	$1,019.80	$5.32

Laudus Mondrian Global Equity Fund[2]
Investor Shares
Actual Return	1.37%	$1,000	$996.60	$6.86
Hypothetical 5% Return	1.37%	$1,000	$1,018.20	$6.93
Select Shares
Actual Return	1.10%	$1,000	$997.70	$5.51
Hypothetical 5% Return	1.10%	$1,000	$1,019.55	$5.57
Institutional Shares
Actual Return	1.03%	$1,000	$998.90	$5.16
Hypothetical 5% Return	1.03%	$1,000	$1,019.90	$5.22

Laudus Mondrian Emerging Markets Fund[2]
Investor Shares
Actual Return	1.80%	$1,000	$978.90	$8.93
Hypothetical 5% Return	1.80%	$1,000	$1,016.04	$9.10
Select Shares
Actual Return	1.52%	$1,000	$980.00	$7.54
Hypothetical 5% Return	1.52%	$1,000	$1,017.45	$7.69
Institutional Shares
Actual Return	1.45%	$1,000	$980.00	$7.20
Hypothetical 5% Return	1.45%	$1,000	$1,017.80	$7.33

Laudus Mondrian International Fixed Income Fund[2]
Actual Return	0.69%	$1,000	$1,052.80	$3.55
Hypothetical 5% Return	0.69%	$1,000	$1,021.61	$3.50

Laudus Mondrian Global Fixed Income Fund[3]
Actual Return	0.00%	$1,000	$1,028.60	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.07	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.
[3]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 82 days of the period (from 7/11/12 through 9/30/12) and divided by 365 days of the fiscal year.

16 Laudus Mondrian Funds

Laudus Mondrian International Equity Fund

Financial Statements

Financial Highlights

	4/1/12–		4/1/11–	4/1/10–	4/1/09–	6/16/08[1]–
Investor Shares	9/30/12*		3/31/12	3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.19		7.73	7.52	5.43	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18	[2]	0.26 [2]	0.16 [2]	0.18 [2]	0.07
Net realized and unrealized gains (losses)	(0.28)		(0.45)	0.28	2.02	(4.59)

Total from investment operations	(0.10)		(0.19)	0.44	2.20	(4.52)
Less distributions:
Distributions from net investment income	—		(0.30)	(0.23)	(0.11)	(0.05)
Distributions from net realized gains	—		(0.05)	—	—	(0.00)[3]

Total distributions	—		(0.35)	(0.23)	(0.11)	(0.05)

Net asset value at end of period	7.09		7.19	7.73	7.52	5.43

Total return (%)	(1.39)[4]		(2.02)	5.94	40.53	(45.31)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[5]	1.40	1.40	1.40	1.39 [5,6]
Gross operating expenses	1.53	[5]	1.63	1.63	1.60	2.78 [5]
Net investment income (loss)	5.16	[5]	3.49	2.19	2.47	2.46 [5]
Portfolio turnover rate	7	[4]	35	33	14	8 [4]
Net assets, end of period ($ x 1,000)	1,048		1,048	1,009	403	168

	4/1/12–		4/1/11–	4/1/10–	4/1/09–	6/16/08[1]–
Select Shares	9/30/12*		3/31/12	3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.20		7.75	7.53	5.44	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18	[2]	0.26 [2]	0.21 [2]	0.18 [2]	0.12
Net realized and unrealized gains (losses)	(0.26)		(0.44)	0.25	2.03	(4.63)

Total from investment operations	(0.08)		(0.18)	0.46	2.21	(4.51)
Less distributions:
Distributions from net investment income	—		(0.32)	(0.24)	(0.12)	(0.05)
Distributions from net realized gains	—		(0.05)	—	—	(0.00)[3]

Total distributions	—		(0.37)	(0.24)	(0.12)	(0.05)

Net asset value at end of period	7.12		7.20	7.75	7.53	5.44

Total return (%)	(1.11)[4]		(1.82)	6.20	40.68	(45.16)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.12	[5]	1.12	1.12	1.12	1.12 [5]
Gross operating expenses	1.27	[5]	1.40	1.36	1.31	3.10 [5]
Net investment income (loss)	5.34	[5]	3.51	2.86	2.43	2.22 [5]
Portfolio turnover rate	7	[4]	35	33	14	8 [4]
Net assets, end of period ($ x 1,000)	936		938	542	458	90

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Distribution from realized gains is less than $0.01.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 1.40% for the Investor Shares, if custody credits had not been included.

See financial notes 17

 Laudus Mondrian International Equity Fund

Financial Highlights continued

	4/1/12–		4/1/11–	4/1/10–	4/1/09–	6/16/08[1]–
Institutional Shares	9/30/12*		3/31/12	3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.22		7.76	7.54	5.44	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18	[2]	0.29 [2]	0.23 [2]	0.21 [2]	0.08
Net realized and unrealized gains (losses)	(0.27)		(0.46)	0.24	2.02	(4.59)

Total from investment operations	(0.09)		(0.17)	0.47	2.23	(4.51)
Less distributions:
Distributions from net investment income	—		(0.32)	(0.25)	(0.13)	(0.05)
Distributions from net realized gains	—		(0.05)	—	—	(0.00)[3]

Total distributions	—		(0.37)	(0.25)	(0.13)	(0.05)

Net asset value at end of period	7.13		7.22	7.76	7.54	5.44

Total return (%)	(1.25)[4]		(1.63)	6.28	40.90	(45.15)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.05	[5]	1.05	1.05	1.05	1.05 [5]
Gross operating expenses	1.12	[5]	1.23	1.21	1.24	2.11 [5]
Net investment income (loss)	5.38	[5]	3.92	3.08	2.90	2.52 [5]
Portfolio turnover rate	7	[4]	35	33	14	8 [4]
Net assets, end of period ($ x 1,000)	128,295		119,049	126,758	85,424	18,694

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Distribution from realized gains is less than $0.01.
4 Not annualized.
5 Annualized.

18 See financial notes

 Laudus Mondrian International Equity Fund

Portfolio Holdings as of September 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Common Stock	129,061,462	128,265,750
1.1%	Other Investment Company	1,409,114	1,409,114

99.5%	Total Investments	130,470,576	129,674,864
0.5%	Other Assets and Liabilities, Net		603,981

100.0%	Net Assets		130,278,845

	Number	Value
Security	of Shares	($)

Common Stock 98.4% of net assets

Australia 4.4%

Insurance 4.4%
AMP Ltd.	582,260	2,601,412
QBE Insurance Group Ltd.	235,538	3,145,678

		5,747,090

France 15.6%

Banks 1.3%
Societe Generale S.A. *	60,534	1,715,407

Capital Goods 2.7%
Compagnie de Saint-Gobain	101,188	3,541,796

Energy 3.0%
Total S.A.	77,292	3,845,269

Food & Staples Retailing 2.5%
Carrefour S.A.	156,918	3,255,045

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Sanofi	50,357	4,309,375

Telecommunication Services 2.8%
France Telecom S.A.	301,948	3,656,462

		20,323,354

Germany 6.4%

Telecommunication Services 2.7%
Deutsche Telekom AG - Reg’d	282,089	3,469,065

Utilities 3.7%
RWE AG	108,844	4,870,556

		8,339,621

Israel 2.2%

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Teva Pharmaceutical Industries Ltd. ADR	68,400	2,832,444

Italy 3.6%

Banks 1.1%
Intesa Sanpaolo S.p.A.	940,990	1,434,863

Energy 2.5%
Eni S.p.A.	150,734	3,304,612

		4,739,475

Japan 19.2%

Automobiles & Components 3.0%
Toyota Motor Corp.	99,500	3,901,325

Food & Staples Retailing 2.6%
Seven & I Holdings Co., Ltd.	108,900	3,337,055

Household & Personal Products 3.1%
Kao Corp.	136,700	4,019,154

Insurance 2.8%
Tokio Marine Holdings, Inc.	145,600	3,705,021

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Takeda Pharmaceutical Co., Ltd.	89,900	4,136,081

Semiconductors & Semiconductor Equipment 1.4%
Tokyo Electron Ltd.	43,900	1,870,140

Technology Hardware & Equipment 3.1%
Canon, Inc.	125,300	4,021,839

		24,990,615

Netherlands 5.0%

Food & Staples Retailing 2.9%
Koninklijke Ahold N.V.	303,938	3,806,691

Media 2.1%
Reed Elsevier N.V.	204,145	2,722,834

		6,529,525

Singapore 4.0%

Banks 2.6%
United Overseas Bank Ltd.	218,535	3,484,975

Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	694,000	1,807,139

		5,292,114

Spain 6.7%

Banks 1.4%
Banco Santander S.A. *	253,316	1,890,852

Telecommunication Services 2.6%
Telefonica S.A.	252,439	3,374,009

Utilities 2.7%
Iberdrola S.A.	763,879	3,463,434

		8,728,295

See financial notes 19

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 8.0%

Capital Goods 1.9%
ABB Ltd. - Reg’d *	131,035	2,458,631

Insurance 2.9%
Zurich Insurance Group AG *	15,006	3,741,106

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Novartis AG - Reg’d	69,541	4,256,150

		10,455,887

Taiwan 3.3%

Semiconductors & Semiconductor Equipment 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,388,154	4,270,342

United Kingdom 20.0%

Energy 6.3%
BP plc	569,046	4,011,703
Royal Dutch Shell plc, Class A	122,410	4,238,372

		8,250,075

Food & Staples Retailing 3.4%
Tesco plc	822,563	4,417,172

Food, Beverage & Tobacco 3.3%
Unilever plc	116,032	4,236,549

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
GlaxoSmithKline plc	180,506	4,166,549

Telecommunication Services 2.8%
Vodafone Group plc	1,286,333	3,655,283

Utilities 1.0%
National Grid plc	117,068	1,291,360

		26,016,988

Total Common Stock
(Cost $129,061,462)		128,265,750

Other Investment Company 1.1% of net assets

United States 1.1%
State Street Institutional U.S. Government Money Market Fund	1,409,114	1,409,114

Total Other Investment Company
(Cost $1,409,114)		1,409,114

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $133,496,146 and the unrealized appreciation and depreciation were $8,464,489 and ($12,285,771), respectively, with a net unrealized depreciation of ($3,821,282).

At 09/30/12, the values of certain foreign securities held by the fund aggregating $125,433,306 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 09/30/12:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Losses
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contract

10/31/2012	State Street Bank London	USD	4,733,403	AUD	4,574,500	(1,723)

20 See financial notes

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$125,433,306	$—	$125,433,306
Israel[1]	2,832,444	—	—	2,832,444
Other Investment Company[1]	1,409,114	—	—	1,409,114

Total	$4,241,558	$125,433,306	$—	$129,674,864

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	($1,723)	$—	$—	($1,723)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

See financial notes 21

 Laudus Mondrian International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2012; unaudited

Assets

Investments, at value (cost $130,470,576)		$129,674,864
Foreign currency, at value (cost $184,894)		184,495
Receivables:
Dividends		396,709
Foreign tax reclaims		111,725
Fund shares sold		20,072
Interest		61
Prepaid expenses	+	1,843

Total assets		130,389,769

Liabilities

Payables:
Fund shares redeemed		52,484
Trustees’ retirement plan		9,286
Investment adviser fees		9,160
Distribution and shareholder services fees		216
Unrealized losses on forward foreign currency exchange contracts		1,723
Accrued expenses	+	38,055

Total liabilities		110,924

Net Assets

Total assets		130,389,769
Total liabilities	−	110,924

Net assets		$130,278,845

Net Assets by Source
Capital received from investors		130,971,620
Net investment income not yet distributed		4,074,161
Net realized capital losses		(3,967,374)
Net unrealized capital losses		(799,562)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$1,047,556		147,781		$7.09
Select Shares	$936,112		131,537		$7.12
Institutional Shares	$128,295,177		17,991,609		$7.13

22 See financial notes

 Laudus Mondrian International Equity Fund

Statement of
Operations
For April 1, 2012 through September 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $365,051)		$3,863,854
Interest	+	286

Total investment income		3,864,140

Expenses

Investment adviser fees		510,908
Transfer agent fees		47,620
Custodian fees		28,169
Accounting and administration fees		27,334
Professional fees		27,044
Registration fees		21,777
Shareholder reports		4,907
Trustees’ fees		4,880
Distribution and shareholder services fees (Investor Shares)		1,241
Interest expense		68
Sub-Accounting fees:
Investor Shares		744
Select Shares		727
Other expenses	+	2,817

Total expenses		678,236
Expense reduction by adviser	−	44,996

Net expenses	−	633,240

Net investment income		3,230,900

Realized and Unrealized Gains (Losses)

Net realized gains on investments		364,151
Net realized losses on foreign currency transactions	+	(16,569)

Net realized gains		347,582
Net unrealized losses on investments		(4,061,553)
Net unrealized losses on foreign currency translations	+	(103,869)

Net unrealized losses	+	(4,165,422)

Net realized and unrealized losses		(3,817,840)

Decrease in net assets resulting from operations		($586,940)

See financial notes 23

 Laudus Mondrian International Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/12-9/30/12			4/1/11-3/31/12
Net investment income		$3,230,900	$4,530,426
Net realized gains (losses)		347,582	(1,473,407)
Net unrealized losses	+	(4,165,422)	(5,078,186)

Decrease in net assets from operations		(586,940)	(2,021,167)

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	(37,920)
Select Shares		—	(33,152)
Institutional Shares	+	—	(4,492,574)

Total distributions from net investment income		—	(4,563,646)

Distributions from net realized gains
Investor Shares		—	(6,945)
Select Shares		—	(5,635)
Institutional Shares	+	—	(754,808)

Total distributions from net realized gains		—	(767,388)

Total distributions		$—	($5,331,034)

Transactions in Fund Shares

		4/1/12-9/30/12		4/1/11-3/31/12
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		19,355	$132,474	39,428	$286,492
Select Shares		22,527	155,000	79,974	566,993
Institutional Shares	+	2,529,509	16,935,605	5,640,658	39,744,766

Total shares sold		2,571,391	$17,223,079	5,760,060	$40,598,251

Shares Reinvested
Investor Shares		—	$—	5,842	$38,263
Select Shares		—	—	4,753	31,185
Institutional Shares	+	—	—	175,236	1,151,298

Total shares reinvested		—	$—	185,831	$1,220,746

Shares Redeemed
Investor Shares		(17,367)	($116,365)	(29,976)	($222,879)
Select Shares		(21,172)	(153,904)	(24,514)	(174,619)
Institutional Shares	+	(1,035,180)	(7,121,910)	(5,649,094)	(41,343,557)

Total shares redeemed		(1,073,719)	($7,392,179)	(5,703,584)	($41,741,055)

Net transactions in fund shares		1,497,672	$9,830,900	242,307	$77,942

Shares Outstanding and Net Assets

		4/1/12-9/30/12		4/1/11-3/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,773,255	$121,034,885	16,530,948	$128,309,144
Total increase or decrease	+	1,497,672	9,243,960	242,307	(7,274,259)

End of period		18,270,927	$130,278,845	16,773,255	$121,034,885

Net investment income not yet distributed			$4,074,161		$843,261

24 See financial notes

Laudus Mondrian Global Equity Fund

Financial Statements

Financial Highlights

	4/1/12–		4/1/11–	4/1/10–	4/1/09–	6/16/08[1]–
Investor Shares	9/30/12*		3/31/12	3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	8.79		8.61	8.05	5.68	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14	[2]	0.23 [2]	0.17 [2]	0.17 [2]	0.17
Net realized and unrealized gains (losses)	(0.17)		0.16	0.58	2.38	(4.27)

Total from investment operations	(0.03)		0.39	0.75	2.55	(4.10)
Less distributions:
Distributions from net investment income	—		(0.21)	(0.19)	(0.18)	(0.22)

Net asset value at end of period	8.76		8.79	8.61	8.05	5.68

Total return (%)	(0.34)[3]		4.89	9.40	44.94	(41.35)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.37	[4]	1.40	1.40	1.39	1.40	[4]
Gross operating expenses	4.99	[4]	5.14	4.97	5.30	4.43	[4]
Net investment income (loss)	3.28	[4]	2.72	2.16	2.30	2.63	[4]
Portfolio turnover rate	15	[3]	31	26	22	14	[3]
Net assets, end of period ($ x 1,000)	117		109	91	80	34

	4/1/12–		4/1/11–	4/1/10–	4/1/09–	6/16/08[1]–
Select Shares	9/30/12*		3/31/12	3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	8.81		8.63	8.06	5.68	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15	[2]	0.25 [2]	0.19 [2]	0.19 [2]	0.16
Net realized and unrealized gains (losses)	(0.17)		0.17	0.58	2.39	(4.25)

Total from investment operations	(0.02)		0.42	0.77	2.58	(4.09)
Less distributions:
Distributions from net investment income	—		(0.24)	(0.20)	(0.20)	(0.23)

Net asset value at end of period	8.79		8.81	8.63	8.06	5.68

Total return (%)	(0.23)[3]		5.17	9.77	45.43	(41.27)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.10	[4]	1.12	1.12	1.11	1.12	[4]
Gross operating expenses	4.74	[4]	4.90	4.76	5.13	4.27	[4]
Net investment income (loss)	3.57	[4]	2.98	2.40	2.59	2.89	[4]
Portfolio turnover rate	15	[3]	31	26	22	14	[3]
Net assets, end of period ($ x 1,000)	283		284	270	182	33

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.

See financial notes 25

 Laudus Mondrian Global Equity Fund

Financial Highlights continued

	4/1/12–		4/1/11–	4/1/10–	4/1/09–	6/16/08[1]–
Institutional Shares	9/30/12*		3/31/12	3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	8.81		8.63	8.06	5.68	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15	[2]	0.26 [2]	0.20 [2]	0.20 [2]	0.16
Net realized and unrealized gains (losses)	(0.16)		0.16	0.58	2.38	(4.25)

Total from investment operations	(0.01)		0.42	0.78	2.58	(4.09)
Less distributions:
Distributions from net investment income	—		(0.24)	(0.21)	(0.20)	(0.23)

Net asset value at end of period	8.80		8.81	8.63	8.06	5.68

Total return (%)	(0.11)[3]		5.25	9.84	45.49	(41.25)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.03	[4]	1.05	1.05	1.03	1.05	[4]
Gross operating expenses	4.59	[4]	4.75	4.57	4.96	4.08	[4]
Net investment income (loss)	3.64	[4]	3.05	2.55	2.68	2.74	[4]
Portfolio turnover rate	15	[3]	31	26	22	14	[3]
Net assets, end of period ($ x 1,000)	4,770		4,777	4,539	4,132	2,840

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.

26 See financial notes

 Laudus Mondrian Global Equity Fund

Portfolio Holdings as of September 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	5,099,539	5,100,006
1.7%		Other Investment Company	84,764	84,764

100.3%		Total Investments	5,184,303	5,184,770
(0	.3)%	Other Assets and Liabilities, Net		(14,190)

100.0%		Net Assets		5,170,580

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Australia 3.0%

Insurance 3.0%
AMP Ltd.	15,370	68,670
QBE Insurance Group Ltd.	6,353	84,846

		153,516

France 8.4%

Capital Goods 0.9%
Vallourec S.A.	1,097	46,348

Energy 2.4%
Total S.A.	2,530	125,867

Food & Staples Retailing 1.7%
Carrefour S.A.	4,077	84,572

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Sanofi	1,047	89,599

Telecommunication Services 1.7%
France Telecom S.A.	7,267	88,000

		434,386

Germany 6.0%

Automobiles & Components 1.9%
Daimler AG - Reg’d	1,995	96,828

Telecommunication Services 1.9%
Deutsche Telekom AG - Reg’d	8,124	99,907

Utilities 2.2%
RWE AG	2,593	116,032

		312,767

Israel 2.1%

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Teva Pharmaceutical Industries Ltd. ADR	2,600	107,666

Italy 2.2%

Energy 2.2%
Eni S.p.A.	5,305	116,304

Japan 6.4%

Food & Staples Retailing 1.7%
Seven & I Holdings Co., Ltd.	2,800	85,801

Insurance 1.1%
Tokio Marine Holdings, Inc.	2,300	58,527

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	1,000	50,680

Software & Services 1.3%
Trend Micro, Inc.	2,500	69,705

Technology Hardware & Equipment 1.3%
Canon, Inc.	2,100	67,405

		332,118

Netherlands 2.6%

Food & Staples Retailing 1.8%
Koninklijke Ahold N.V.	7,413	92,845

Media 0.8%
Reed Elsevier N.V.	3,221	42,961

		135,806

Singapore 2.8%

Banks 1.6%
United Overseas Bank Ltd.	5,083	81,058

Telecommunication Services 1.2%
Singapore Telecommunications Ltd.	24,000	62,495

		143,553

Spain 2.5%

Telecommunication Services 1.1%
Telefonica S.A.	4,242	56,697

Utilities 1.4%
Iberdrola S.A.	15,584	70,658

		127,355

Switzerland 5.4%

Capital Goods 1.5%
ABB Ltd. - Reg’d *	4,080	76,554

Commercial & Professional Supplies 0.5%
SGS S.A. - Reg’d	13	26,734

Insurance 1.4%
Zurich Insurance Group AG *	298	74,293

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Novartis AG - Reg’d	1,697	103,862

		281,443

See financial notes 27

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 10.3%

Banks 2.1%
HSBC Holdings plc	11,787	109,498

Energy 2.8%
BP plc	14,525	102,400
Royal Dutch Shell plc, Class A	1,213	41,999

		144,399

Food & Staples Retailing 2.1%
Tesco plc	20,060	107,722

Food, Beverage & Tobacco 1.4%
Unilever plc	1,982	72,367

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
GlaxoSmithKline plc	4,230	97,640

		531,626

United States 46.9%

Banks 1.6%
U.S. Bancorp	800	27,440
Wells Fargo & Co.	1,655	57,147

		84,587

Capital Goods 3.3%
3M Co.	900	83,178
General Electric Co.	3,900	88,569

		171,747

Commercial & Professional Supplies 1.0%
Waste Management, Inc.	1,600	51,328

Consumer Services 2.2%
Las Vegas Sands Corp.	2,400	111,288

Diversified Financials 3.9%
Northern Trust Corp.	2,400	111,396
TD Ameritrade Holding Corp.	5,900	90,683

		202,079

Food & Staples Retailing 4.4%
Sysco Corp.	3,500	109,445
Wal-Mart Stores, Inc.	1,600	118,080

		227,525

Food, Beverage & Tobacco 5.2%
ConAgra Foods, Inc.	4,300	118,637
H.J. Heinz Co.	800	44,760
Kraft Foods, Inc., Class A *	2,600	107,510

		270,907

Health Care Equipment & Services 5.6%
Baxter International, Inc.	1,900	114,494
UnitedHealth Group, Inc.	1,900	105,279
WellPoint, Inc.	1,200	69,612

		289,385

Household & Personal Products 1.9%
The Procter & Gamble Co.	1,400	97,104

Materials 1.0%
Air Products & Chemicals, Inc.	600	49,620

Media 1.0%
The Interpublic Group of Cos., Inc.	4,600	51,152

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Johnson & Johnson	1,700	117,147
Merck & Co., Inc.	2,500	112,750
Pfizer, Inc.	5,565	138,290

		368,187

Retailing 1.2%
The Home Depot, Inc.	1,000	60,370

Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	3,700	83,916

Software & Services 1.7%
Microsoft Corp.	3,000	89,340

Telecommunication Services 1.1%
AT&T, Inc.	1,500	56,550

Transportation 1.4%
United Parcel Service, Inc., Class B	1,000	71,570

Utilities 1.7%
Edison International	1,900	86,811

		2,423,466

Total Common Stock
(Cost $5,099,539)		5,100,006

Other Investment Company 1.7% of net assets

United States 1.7%
State Street Institutional U.S. Government Money Market Fund	84,764	84,764

Total Other Investment Company
(Cost $84,764)		84,764

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $5,188,936 and the unrealized appreciation and depreciation were $523,676 and ($527,842), respectively, with a net unrealized depreciation of ($4,166).

At 09/30/12, the values of certain foreign securities held by the fund aggregating $2,568,874 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

28 See financial notes

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 09/30/12:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Losses
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contract

10/31/2012	State Street Bank London	USD	127,273	AUD	123,000	(46)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,531,132	$—	$—	$2,531,132
Australia[1]	—	153,516	—	153,516
France[1]	—	434,386	—	434,386
Germany[1]	—	312,767	—	312,767
Italy[1]	—	116,304	—	116,304
Japan[1]	—	332,118	—	332,118
Netherlands[1]	—	135,806	—	135,806
Singapore[1]	—	143,553	—	143,553
Spain[1]	—	127,355	—	127,355
Switzerland[1]	—	281,443	—	281,443
United Kingdom[1]	—	531,626	—	531,626
Other Investment Company[1]	84,764	—	—	84,764

Total	$2,615,896	$2,568,874	$—	$5,184,770

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	($46)	$—	$—	($46)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

See financial notes 29

 Laudus Mondrian Global Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2012; unaudited

Assets

Investments, at value (cost $5,184,303)		$5,184,770
Foreign currency, at value (cost $18,321)		18,336
Receivables:
Investments sold		75,806
Dividends		12,721
Foreign tax reclaims		2,082
Due from investment adviser		1,458
Interest		3
Prepaid expenses	+	50

Total assets		5,295,226

Liabilities

Payables:
Investments bought		106,600
Trustees’ retirement plan		310
Distribution and shareholder services fees		23
Unrealized losses on forward foreign currency exchange contracts		46
Accrued expenses	+	17,667

Total liabilities		124,646

Net Assets

Total assets		5,295,226
Total liabilities	−	124,646

Net assets		$5,170,580

Net Assets by Source
Capital received from investors		5,683,595
Net investment income not yet distributed		119,646
Net realized capital losses		(633,398)
Net unrealized capital gains		737

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$117,401		13,396		$8.76
Select Shares	$283,063		32,189		$8.79
Institutional Shares	$4,770,116		542,189		$8.80

30 See financial notes

 Laudus Mondrian Global Equity Fund

Statement of
Operations
For April 1, 2012 through September 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $11,884)		$116,006
Interest	+	7

Total investment income		116,013

Expenses

Investment adviser fees		21,117
Professional fees		26,127
Accounting and administration fees		25,250
Registration fees		17,335
Transfer agent fees		13,731
Trustees’ fees		3,852
Shareholder reports		2,612
Custodian fees		1,824
Distribution and shareholder services fees (Investor Shares)		133
Sub-Accounting fees:
Investor Shares		80
Select Shares		204
Other expenses	+	2,095

Total expenses		114,360
Expense reduction by adviser	−	88,449

Net expenses	−	25,911

Net investment income		90,102

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(135,664)
Net realized losses on foreign currency transactions	+	(798)

Net realized losses		(136,462)
Net unrealized gains on investments		41,558
Net unrealized losses on foreign currency translations	+	(2,559)

Net unrealized gains	+	38,999

Net realized and unrealized losses		(97,463)

Decrease in net assets resulting from operations		($7,361)

See financial notes 31

 Laudus Mondrian Global Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/12-9/30/12			4/1/11-3/31/12
Net investment income		$90,102	$146,816
Net realized losses		(136,462)	(8,157)
Net unrealized gains	+	38,999	116,580

Increase (Decrease) in net assets from operations		(7,361)	255,239

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	(2,685)
Select Shares		—	(7,427)
Institutional Shares	+	—	(128,107)

Total distributions from net investment income		$—	($138,219)

Transactions in Fund Shares

		4/1/12-9/30/12		4/1/11-3/31/12
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,867	$16,041	3,595	$31,650
Select Shares		—	—	—	—
Institutional Shares	+	—	—	—	—

Total shares sold		1,867	$16,041	3,595	$31,650

Shares Reinvested
Investor Shares		—	$—	264	$2,068
Select Shares		—	—	945	7,427
Institutional Shares	+	—	—	16,299	128,107

Total shares reinvested		—	$—	17,508	$137,602

Shares Redeemed
Investor Shares		(849)	($7,147)	(2,104)	($17,449)
Select Shares		—	—	(2)	(12)
Institutional Shares	+	—	—	—	—

Total shares redeemed		(849)	($7,147)	(2,106)	($17,461)

Net transactions in fund shares		1,018	$8,894	18,997	$151,791

Shares Outstanding and Net Assets

		4/1/12-9/30/12		4/1/11-3/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		586,756	$5,169,047	567,759	$4,900,236
Total increase	+	1,018	1,533	18,997	268,811

End of period		587,774	$5,170,580	586,756	$5,169,047

Net investment income not yet distributed			$119,646		$29,544

32 See financial notes

Laudus Mondrian Emerging Markets Fund

Financial Statements

Financial Highlights

	4/1/12–		4/1/11–	4/1/10–	4/1/09–		4/1/08–	11/2/07[1]–
Investor Shares	9/30/12*		3/31/12	3/31/11	3/31/10		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.48		9.67	8.79	5.33		9.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12	[2]	0.16 [2]	0.14 [2]	0.09	[2]	0.11	0.02
Net realized and unrealized gains (losses)	(0.32)		(0.20)	0.90	3.46		(4.01)	(0.72)

Total from investment operations	(0.20)		(0.04)	1.04	3.55		(3.90)	(0.70)
Less distributions:
Distributions from net investment income	—		(0.08)	(0.16)	(0.09)		(0.06)	(0.01)
Distributions from net realized gains	—		(0.07)	—	—		—	—

Total distributions	—		(0.15)	(0.16)	(0.09)		(0.06)	(0.01)

Net asset value at end of period	9.28		9.48	9.67	8.79		5.33	9.29

Total return (%)	(2.11)[3]		(0.19)	11.89	66.74		(42.02)	(6.98)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.80	[4]	1.80	1.80	1.81	[5]	1.80	1.82 [4,6]
Gross operating expenses	1.89	[4]	1.90	1.91	2.08		2.46	2.79 [4]
Net investment income (loss)	2.73	[4]	1.74	1.56	1.17		1.54	0.89 [4]
Portfolio turnover rate	13	[3]	43	33	44		52	49 [3]
Net assets, end of period ($ x 1,000)	10,052		9,639	10,862	9,437		1,927	1,937

	4/1/12–		4/1/11–	4/1/10–	4/1/09–		4/1/08–	11/2/07[1]–
Select Shares	9/30/12*		3/31/12	3/31/11	3/31/10		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.49		9.68	8.80	5.34		9.31	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13	[2]	0.18 [2]	0.17 [2]	0.10	[2]	0.08	0.02
Net realized and unrealized gains (losses)	(0.32)		(0.19)	0.90	3.47		(3.97)	(0.70)

Total from investment operations	(0.19)		(0.01)	1.07	3.57		(3.89)	(0.68)
Less distributions:
Distributions from net investment income	—		(0.11)	(0.19)	(0.11)		(0.08)	(0.01)
Distributions from net realized gains	—		(0.07)	—	—		—	—

Total distributions	—		(0.18)	(0.19)	(0.11)		(0.08)	(0.01)

Net asset value at end of period	9.30		9.49	9.68	8.80		5.34	9.31

Total return (%)	(2.00)[3]		0.15	12.18	66.91		(41.82)	(6.75)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.52	[4]	1.52	1.52	1.53	[7]	1.52	1.54 [4,8]
Gross operating expenses	1.64	[4]	1.66	1.66	1.78		2.23	2.74 [4]
Net investment income (loss)	3.02	[4]	1.94	1.83	1.17		1.70	0.69 [4]
Portfolio turnover rate	13	[3]	43	33	44		52	49 [3]
Net assets, end of period ($ x 1,000)	6,423		5,993	5,554	4,531		559	760

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.80% if certain non-routine expenses (proxy expense) had not been incurred.
6 The ratio of net operating expenses would have been 1.80%, if interest expense had not been incurred.
7 The ratio of net operating expenses would have been 1.52% if certain non-routine expenses (proxy expense) had not been incurred.
8 The ratio of net operating expenses would have been 1.52%, if interest expense had not been incurred.

See financial notes 33

 Laudus Mondrian Emerging Markets Fund

Financial Highlights continued

	4/1/12–		4/1/11–	4/1/10–	4/1/09–		4/1/08–	11/2/07[1]–
Institutional Shares	9/30/12*		3/31/12	3/31/11	3/31/10		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.49		9.68	8.80	5.33		9.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14	[2]	0.19 [2]	0.15 [2]	0.14	[2]	0.10	0.02
Net realized and unrealized gains (losses)	(0.33)		(0.19)	0.92	3.44		(3.98)	(0.71)

Total from investment operations	(0.19)		—	1.07	3.58		(3.88)	(0.69)
Less distributions:
Distributions from net investment income	—		(0.12)	(0.19)	(0.11)		(0.08)	(0.02)
Distributions from net realized gains	—		(0.07)	—	—		—	—

Total distributions	—		(0.19)	(0.19)	(0.11)		(0.08)	(0.02)

Net asset value at end of period	9.30		9.49	9.68	8.80		5.33	9.29

Total return (%)	(2.00)[3]		0.23	12.25	67.27		(41.78)	(6.94)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.45	[4]	1.45	1.45	1.46	[5]	1.45	1.47 [4,6]
Gross operating expenses	1.49	[4]	1.50	1.51	1.70		2.13	2.62 [4]
Net investment income (loss)	3.13	[4]	2.07	1.69	1.79		1.94	0.59 [4]
Portfolio turnover rate	13	[3]	43	33	44		52	49 [3]
Net assets, end of period ($ x 1,000)	143,839		148,187	171,432	90,486		25,234	19,414

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.45% if certain non-routine expenses (proxy expense) had not been incurred.
6 The ratio of net operating expenses would have been 1.45%, if interest expense had not been incurred.

34 See financial notes

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of September 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

			Cost	Value
Holdings by Category			($)	($)

90.4%		Common Stock	125,115,653	144,976,233
8.5%		Preferred Stock	14,067,021	13,587,678
2.7%		Other Investment Company	4,253,545	4,253,545

101.6%		Total Investments	143,436,219	162,817,456
(1	.6)%	Other Assets and Liabilities, Net		(2,503,830)

100.0%		Net Assets		160,313,626

	Number	Value
Security	of Shares	($)

Common Stock 90.4% of net assets

Brazil 7.3%

Materials 0.5%
Vale S.A. ADR	43,300	775,070

Software & Services 2.7%
Redecard S.A.	249,500	4,301,406

Transportation 2.4%
CCR S.A.	337,200	3,052,223
EcoRodovias Infraestrutura e Logistica S.A.	97,700	850,613

		3,902,836

Utilities 1.7%
CPFL Energia S.A. ADR	123,400	2,703,694

		11,683,006

Chile 2.2%

Utilities 2.2%
Enersis S.A. ADR	213,900	3,505,821

China 18.4%

Banks 2.1%
China Construction Bank Corp., Class H	4,823,950	3,327,031

Capital Goods 1.7%
Beijing Enterprises Holdings Ltd.	413,000	2,747,891

Energy 2.2%
China Shenhua Energy Co., Ltd., Class H	926,500	3,580,087

Food, Beverage & Tobacco 1.7%
Want Want China Holdings Ltd.	2,129,000	2,710,129

Household & Personal Products 1.4%
Hengan International Group Co., Ltd.	233,000	2,195,089

Retailing 3.1%
Belle International Holdings Ltd.	2,777,392	5,019,150

Telecommunication Services 2.5%
China Mobile Ltd.	361,500	4,007,554

Transportation 1.9%
China Merchants Holdings International Co., Ltd.	978,000	2,997,295

Utilities 1.8%
China Resources Power Holdings Co., Ltd.	1,324,000	2,895,708

		29,479,934

Hong Kong 2.5%

Consumer Services 2.5%
Sands China Ltd.	1,070,000	3,961,539

India 10.5%

Automobiles & Components 2.0%
Tata Motors Ltd.	641,355	3,267,343

Banks 3.8%
Axis Bank Ltd.	131,889	2,832,222
Housing Development Finance Corp., Ltd.	223,283	3,270,866

		6,103,088

Capital Goods 3.0%
Larsen & Toubro Ltd.	156,501	4,727,837

Diversified Financials 1.7%
Rural Electrification Corp., Ltd.	671,330	2,771,568

		16,869,836

Indonesia 6.7%

Automobiles & Components 2.1%
PT Astra International Tbk	4,458,000	3,436,061

Banks 2.4%
PT Bank Rakyat Indonesia (Persero) Tbk	4,931,500	3,822,251

Utilities 2.2%
PT Perusahaan Gas Negara (Persero) Tbk	8,212,500	3,529,771

		10,788,083

Kazakhstan 1.5%

Energy 1.5%
KazMunaiGas Exploration Production GDR	132,397	2,442,725

Mexico 7.2%

Banks 2.6%
Grupo Financiero Santander Mexico SAB de CV, Class B *	307,900	4,218,230

See financial notes 35

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 2.8%
Grupo Mexico S.A.B. de C.V., Series B	1,351,733	4,461,058

Telecommunication Services 1.8%
America Movil SAB de C.V., Series L ADR	109,100	2,775,504

		11,454,792

Peru 3.2%

Banks 3.2%
Credicorp Ltd.	41,194	5,160,784

Philippines 2.6%

Telecommunication Services 2.6%
Philippine Long Distance Telephone Co. ADR	62,900	4,152,029

Republic of Korea 8.7%

Automobiles & Components 3.4%
Hyundai Mobis	19,352	5,379,952

Banks 1.9%
KB Financial Group, Inc.	87,460	3,100,055

Semiconductors & Semiconductor Equipment 3.4%
Samsung Electronics Co., Ltd.	4,576	5,514,529

		13,994,536

Russia 4.4%

Energy 4.4%
Gazprom ADR	309,724	3,125,115
LUKOIL ADR	64,300	3,957,022

		7,082,137

South Africa 2.9%

Energy 1.5%
Sasol Ltd.	51,928	2,315,453

Food, Beverage & Tobacco 1.4%
Tiger Brands Ltd.	69,805	2,289,762

		4,605,215

Taiwan 2.9%

Semiconductors & Semiconductor Equipment 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,510,719	4,647,385

Thailand 4.4%

Banks 1.8%
Kasikornbank Public Co., Ltd. NVDR	494,600	2,925,514

Energy 2.6%
PTT PCL	390,500	4,173,961

		7,099,475

Turkey 5.0%

Banks 2.1%
Turkiye Garanti Bankasi A/S	791,735	3,307,591

Energy 2.4%
Tupras-Turkiye Petrol Rafinerileri A/S	170,365	3,890,038

Telecommunication Services 0.5%
Turk Telekomunikasyon A/S	213,729	851,307

		8,048,936

Total Common Stock
(Cost $125,115,653)		144,976,233

Preferred Stock 8.5% of net assets

Brazil 8.5%

Banks 2.3%
Itausa - Investimentos Itau S.A.	814,023	3,625,911

Energy 2.4%
Petroleo Brasileiro S.A.	344,200	3,798,127

Food, Beverage & Tobacco 1.7%
Companhia de Bebidas das Americas ADR	73,100	2,797,537

Materials 2.1%
Vale S.A. ADR	193,900	3,366,103

Total Preferred Stock
(Cost $14,067,021)		13,587,678

Other Investment Company 2.7% of net assets

United States 2.7%
State Street Institutional U.S. Government Money Market Fund	4,253,545	4,253,545

Total Other Investment Company
(Cost $4,253,545)		4,253,545

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $147,863,396 and the unrealized appreciation and depreciation were $19,666,469 and ($4,712,409) respectively, with a net unrealized appreciation of $14,954,060.

At 09/30/12, the values of certain foreign securities held by the fund aggregating $95,320,978 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

36 See financial notes

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Common Stock[1]	$—	$92,395,464	$—	$92,395,464
Brazil[1]	11,683,006	—	—	11,683,006
Chile[1]	3,505,821	—	—	3,505,821
Kazakhstan[1]	2,442,725	—	—	2,442,725
Mexico[1]	11,454,792	—	—	11,454,792
Peru[1]	5,160,784	—	—	5,160,784
Philippines[1]	4,152,029	—	—	4,152,029
Russia[1]	7,082,137	—	—	7,082,137
Thailand[1]	—	2,925,514	—	2,925,514
Energy	4,173,961	—	—	4,173,961
Preferred Stock
Brazil[1]	13,587,678	—	—	13,587,678
Other Investment Company[1]	4,253,545	—	—	4,253,545

Total	$67,496,478	$95,320,978	$—	$162,817,456

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

See financial notes 37

 Laudus Mondrian Emerging Markets Fund

Statement of
Assets and Liabilities
As of September 30, 2012; unaudited

Assets

Investments, at value (cost $143,436,219)		$162,817,456
Foreign currency, at value (cost $699,911)		708,780
Receivables:
Investments sold		938,149
Dividends		304,703
Fund shares sold		181,406
Interest		95
Prepaid expenses	+	2,345

Total assets		164,952,934

Liabilities

Payables:
Investments bought		4,028,546
Fund shares redeemed		338,229
Foreign capital gains tax		179,888
Investment adviser fees		16,061
Trustees’ retirement plan		12,140
Distribution and shareholder services fees		2,017
Accrued expenses	+	62,427

Total liabilities		4,639,308

Net Assets

Total assets		164,952,934
Total liabilities	−	4,639,308

Net assets		$160,313,626

Net Assets by Source
Capital received from investors		150,306,442
Net investment income not yet distributed		2,445,993
Net realized capital losses		(11,648,337)
Net unrealized capital gains		19,209,528

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$10,051,799		1,083,546		$9.28
Select Shares	$6,422,618		690,551		$9.30
Institutional Shares	$143,839,209		15,468,745		$9.30

38 See financial notes

 Laudus Mondrian Emerging Markets Fund

Statement of
Operations
For April 1, 2012 through September 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $398,659)		$3,508,187
Interest	+	333

Total investment income		3,508,520

Expenses

Investment adviser fees		920,026
Custodian fees		90,041
Registration fees		28,363
Accounting and administration fees		27,608
Transfer agent fees		25,573
Professional fees		24,072
Distribution and shareholder services fees (Investor Shares)		11,516
Shareholder reports		8,519
Trustees’ fees		5,301
Interest expense		35
Sub-Accounting fees:
Investor Shares		6,910
Select Shares		4,539
Other expenses	+	12,434

Total expenses		1,164,937
Expense reduction by adviser	−	34,963
Custody credits	−	3

Net expenses	−	1,129,971

Net investment income		2,378,549

Realized and Unrealized Gains (Losses)

Net realized losses on investments (net of foreign capital gain tax of $59,790)		(4,627,269)
Net realized losses on foreign currency transactions	+	(15,137)

Net realized losses		(4,642,406)
Net unrealized losses on investments (net of foreign capital gain tax of ($84,570))		(1,234,004)
Net unrealized gains on foreign currency translations	+	11,390

Net unrealized losses	+	(1,222,614)

Net realized and unrealized losses		(5,865,020)

Decrease in net assets resulting from operations		($3,486,471)

See financial notes 39

 Laudus Mondrian Emerging Markets Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/12-9/30/12			4/1/11-3/31/12
Net investment income		$2,378,549	$3,500,032
Net realized losses		(4,642,406)	(3,564,236)
Net unrealized losses	+	(1,222,614)	(3,373,353)

Decrease in net assets from operations		(3,486,471)	(3,437,557)

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	(82,516)
Select Shares		—	(59,709)
Institutional Shares	+	—	(2,048,494)

Total distributions from net investment income		—	(2,190,719)

Distributions from net realized gains
Investor Shares		—	(65,430)
Select Shares		—	(35,369)
Institutional Shares	+	—	(1,142,733)

Total distributions from net realized gains		—	(1,243,532)

Total distributions		$—	($3,434,251)

Transactions in Fund Shares

		4/1/12-9/30/12		4/1/11-3/31/12
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		140,530	$1,241,987	256,309	$2,331,282
Select Shares		153,378	1,369,414	187,962	1,759,882
Institutional Shares	+	1,260,643	11,177,604	6,203,079	55,733,439

Total shares sold		1,554,551	$13,789,005	6,647,350	$59,824,603

Shares Reinvested
Investor Shares		—	$—	16,520	$134,146
Select Shares		—	—	6,727	54,686
Institutional Shares	+	—	—	268,366	2,179,133

Total shares reinvested		—	$—	291,613	$2,367,965

Shares Redeemed
Investor Shares		(73,333)	($639,946)	(380,186)	($3,415,881)
Select Shares		(93,996)	(857,382)	(137,130)	(1,250,573)
Institutional Shares	+	(1,407,841)	(12,309,642)	(8,566,475)	(74,683,725)

Total shares redeemed		(1,575,170)	($13,806,970)	(9,083,791)	($79,350,179)

Net transactions in fund shares		(20,619)	($17,965)	(2,144,828)	($17,157,611)

Shares Outstanding and Net Assets

		4/1/12-9/30/12		4/1/11-3/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,263,461	$163,818,062	19,408,289	$187,847,481
Total decrease	+	(20,619)	(3,504,436)	(2,144,828)	(24,029,419)

End of period		17,242,842	$160,313,626	17,263,461	$163,818,062

Net investment income not yet distributed			$2,445,993		$67,444

40 See financial notes

Laudus Mondrian International Fixed Income Fund

Financial Statements

Financial Highlights

	4/1/12–		4/1/11–	4/1/10–	4/1/09–	4/1/08–	11/2/07[2]–
	9/30/12*		3/31/12	3/31/11	3/31/10[1]	3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	11.61		11.86	11.20	10.32	11.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.20	0.16	0.26	0.27	0.07
Net realized and unrealized gains (losses)	0.54		0.09	0.71	1.06	(0.86)	1.27

Total from investment operations	0.61		0.29	0.87	1.32	(0.59)	1.34
Less distributions:
Distributions from net investment income	(0.09)		(0.46)	(0.20)	(0.42)	(0.38)	(0.05)
Distributions from net realized gains	—		(0.08)	(0.01)	(0.02)	—	—

Total distributions	(0.09)		(0.54)	(0.21)	(0.44)	(0.38)	(0.05)

Net asset value at end of period	12.13		11.61	11.86	11.20	10.32	11.29

Total return (%)	5.28	[3]	2.48	7.86	12.85	(5.40)	13.42	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	[4]	0.71	0.74	0.76 [5]	0.75	0.75	[4]
Gross operating expenses	0.69	[4]	0.71	0.74	0.79	0.87	1.23	[4]
Net investment income (loss)	1.27	[4]	1.51	1.67	2.42	2.24	1.98	[4]
Portfolio turnover rate	20	[3]	68	58	67	92	1	[3]
Net assets, end of period ($ x 1,000)	877,041		881,405	966,800	279,274	64,562	52,214

* Unaudited.

1 Effective July 27, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy expense) had not been incurred.

See financial notes 41

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of September 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

63.7%		Government Bonds	539,283,136	558,640,918
16.8%		Government Agency Obligations	139,911,002	147,691,169
4.4%		Corporate Bonds	36,434,879	38,521,948
13.1%		Supranational	100,746,249	114,851,085
2.2%		Other Investment Company	19,434,584	19,434,584

100.2%		Total Investments	835,809,850	879,139,704
(0	.2)%	Other Assets and Liabilities, Net		(2,098,765)

100.0%		Net Assets		877,040,939

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 63.7% of net assets

Austria 4.6%
Austria Government Bond
6.25%, 07/15/27 (EUR)	21,500,000	40,493,730

Denmark 4.4%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	29,000,000	38,854,216

Finland 4.7%
Finland Government Bond
5.38%, 07/04/13 (EUR)	25,334,000	33,876,843
3.50%, 04/15/21 (EUR)	4,600,000	6,839,587

		40,716,430

France 3.8%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	18,400,000	33,480,112

Germany 3.4%
Bundesobligation
2.75%, 04/08/16 (EUR)	12,000,000	16,806,523
Bundesrepublik Deutschland
3.75%, 01/04/17 (EUR)	5,700,000	8,384,094
3.50%, 07/04/19 (EUR)	3,300,000	4,975,363

		30,165,980

Japan 20.6%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	3,500,000,000	45,244,093
Japan Government Ten Year Bond
1.90%, 06/20/16 (JPY)	2,900,000,000	39,600,830
1.50%, 09/20/18 (JPY)	3,700,000,000	50,786,719
1.30%, 06/20/20 (JPY)	600,000,000	8,156,233
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	2,560,000,000	36,866,854

		180,654,729

Mexico 4.4%
Mexico Government Bond
9.50%, 12/18/14 (MXN)	30,800,000	2,636,445
8.50%, 12/13/18 (MXN)	40,000,000	3,670,516
6.50%, 06/10/21 (MXN)	350,000,000	29,750,360
7.50%, 06/03/27 (MXN)	30,500,000	2,743,873

		38,801,194

Poland 7.9%
Poland Government Bond
6.25%, 10/24/15 (PLN)	22,000,000	7,285,659
5.50%, 10/25/19 (PLN)	71,000,000	23,583,241
5.75%, 09/23/22 (PLN)	112,000,000	37,908,101

		68,777,001

South Africa 2.9%
South Africa Government Bond
8.25%, 09/15/17 (ZAR)	105,000,000	13,898,654
10.50%, 12/21/26 (ZAR)	78,000,000	11,864,838

		25,763,492

Sweden 3.0%
Sweden Government Bond
4.50%, 08/12/15 (SEK)	67,000,000	11,263,585
3.50%, 06/01/22 (SEK)	82,000,000	14,763,183

		26,026,768

United Kingdom 4.0%
United Kingdom Gilt
4.75%, 09/07/15 (GBP)	7,000,000	12,792,923
5.00%, 03/07/18 (GBP)	4,600,000	9,105,032
5.00%, 03/07/25 (GBP)	6,000,000	13,009,311

		34,907,266

Total Government Bonds
(Cost $539,283,136)		558,640,918

42 See financial notes

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Agency Obligations 16.8% of net assets

Germany 13.2%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	3,550,000,000	45,711,845
Kreditanstalt fuer Wiederaufbau
0.30%, 03/20/13 (JPY) (c)	2,100,000,000	26,930,940
1.35%, 01/20/14 (JPY) (c)	140,000,000	1,822,910
2.05%, 02/16/26 (JPY) (c)	2,860,000,000	41,031,508

		115,497,203

Japan 1.8%
Development Bank of Japan, Inc.
1.75%, 03/17/17 (JPY)	1,160,000,000	15,895,909

Netherlands 1.8%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	1,200,000,000	16,298,057

Total Government Agency Obligations
(Cost $139,911,002)		147,691,169

Corporate Bonds 4.4% of net assets

Netherlands 0.8%
ING Bank N.V.
6.13%, 05/29/23 (EUR) (a)(b)	5,420,000	7,139,094

Norway 2.2%
Eksportfinans ASA
1.60%, 03/20/14 (JPY)	1,500,000,000	18,945,534

United Kingdom 1.4%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	739,032
6.00%, 06/10/19 (EUR)	4,500,000	6,650,295
Lloyds TSB Bank plc
5.38%, 09/03/19 (EUR)	3,300,000	5,047,993

		12,437,320

Total Corporate Bonds
(Cost $36,434,879)		38,521,948

Supranational 13.1% of net assets

Asian Development Bank
2.35%, 06/21/27 (JPY)	2,230,000,000	33,248,231
European Investment Bank
1.40%, 06/20/17 (JPY)	2,270,000,000	30,759,635
1.90%, 01/26/26 (JPY)	640,000,000	8,660,945
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	3,050,000,000	42,182,274

Total Supranational
(Cost $100,746,249)		114,851,085

	Number	Value
Security	of Shares	($)

Other Investment Company 2.2% of net assets

United States 2.2%
State Street Institutional U.S. Government Money Market Fund	19,434,584	19,434,584

Total Other Investment Company
(Cost $19,434,584)		19,434,584

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $836,404,377 and the unrealized appreciation and depreciation were $49,361,187 and ($6,625,860), respectively, with a net appreciation of $42,735,327.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Guaranteed by the Republic of Germany.

EUR —	euro currency
GBP —	Great British pound
JPY —	Japanese yen
MXN —	Mexican peso
PLN —	Polish zloty
SEK —	Swedish krona
USD —	U.S. dollar
ZAR —	South African rand

See financial notes 43

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 09/30/12:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
		to be	to be	to be	to be	(Losses)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

10/31/2012	State Street Bank London	GBP	45,012,500	EUR	57,410,974	(1,117,064)
10/31/2012	State Street Bank London	EUR	29,335,965	GBP	23,251,000	166,441
10/04/2012	State Street Bank London	ZAR	219,954,183	USD	26,419,991	(466,644)

Net unrealized losses on Forward Foreign Currency Exchange Contracts						(1,417,267)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$558,640,918	$—	$558,640,918
Government Agency Obligations[1]	—	147,691,169	—	147,691,169
Corporate Bonds[1]	—	38,521,948	—	38,521,948
Supranational	—	114,851,085	—	114,851,085
Other Investment Company[1]	19,434,584	—	—	19,434,584

Total	$19,434,584	$859,705,120	$—	$879,139,704

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$166,441	$—	$—	$166,441

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	($1,583,708)	$—	$—	($1,583,708)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

44 See financial notes

 Laudus Mondrian International Fixed Income Fund

Statement of
Assets and Liabilities
As of September 30, 2012; unaudited

Assets

Investments, at value (cost $835,809,850)		$879,139,704
Receivables:
Investments sold		95,043,117
Interest		8,192,016
Fund shares sold		2,254,991
Foreign tax reclaims		90,365
Unrealized gains on forward foreign currency exchange contracts		166,441
Prepaid expenses	+	15,397

Total assets		984,902,031

Liabilities

Payables:
Investments bought		104,939,523
Distributions to shareholders		648,180
Fund shares redeemed		525,385
Investment adviser fees		43,606
Trustees’ retirement plan		30,409
Unrealized losses on forward foreign currency exchange contracts		1,583,708
Accrued expenses	+	90,281

Total liabilities		107,861,092

Net Assets

Total assets		984,902,031
Total liabilities	−	107,861,092

Net assets		$877,040,939

Net Assets by Source
Capital received from investors		827,423,842
Net investment income not yet distributed		1,829,918
Net realized capital gains		5,759,002
Net unrealized capital gains		42,028,177

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$877,040,939		72,328,151		$12.13

See financial notes 45

 Laudus Mondrian International Fixed Income Fund

Statement of
Operations
For April 1, 2012 through September 30, 2012; unaudited

Investment Income

Interest		$8,833,071

Expenses

Investment adviser fees		2,716,220
Custodian fees		148,774
Transfer agent fees		79,583
Registration fees		43,467
Accounting and administration fees		34,157
Professional fees		30,558
Shareholder reports		29,170
Trustees’ fees		12,434
Other expenses	+	8,222

Total expenses	−	3,102,585

Net investment income		5,730,486

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,231,630
Net realized gains on foreign currency transactions	+	3,999,085

Net realized gains		6,230,715
Net unrealized gains on investments		35,335,787
Net unrealized losses on foreign currency translations	+	(1,585,564)

Net unrealized gains	+	33,750,223

Net realized and unrealized gains		39,980,938

Increase in net assets resulting from operations		$45,711,424

46 See financial notes

 Laudus Mondrian International Fixed Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/12-9/30/12			4/1/11-3/31/12
Net investment income		$5,730,486	$14,073,069
Net realized gains		6,230,715	33,121,436
Net unrealized gains (losses)	+	33,750,223	(14,298,273)

Increase in net assets from operations		45,711,424	32,896,232

Distributions to Shareholders

Distributions from net investment income		(6,973,996)	(33,490,040)
Distributions from net realized gains	+	—	(6,005,136)

Total distributions		($6,973,996)	($39,495,176)

Transactions in Fund Shares

		4/1/12-9/30/12		4/1/11-3/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,801,785	$150,972,535	32,819,253	$397,601,899
Shares reinvested		155,352	1,823,172	859,444	10,035,066
Shares redeemed	+	(16,558,200)	(195,896,809)	(39,254,809)	(486,433,210)

Net transactions in fund shares		(3,601,063)	($43,101,102)	(5,576,112)	($78,796,245)

Shares Outstanding and Net Assets

		4/1/12-9/30/12		4/1/11-3/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		75,929,214	$881,404,613	81,505,326	$966,799,802
Total decrease	+	(3,601,063)	(4,363,674)	(5,576,112)	(85,395,189)

End of period		72,328,151	$877,040,939	75,929,214	$881,404,613

Net investment income not yet distributed			$1,829,918		$3,073,428

See financial notes 47

Laudus Mondrian Global Fixed Income Fund

Financial Statements

Financial Highlights

	7/10/12[1]–
	9/30/12*

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gains (losses)	0.26

Total from investment operations	0.29
Less distributions:
Distributions from net investment income	(0.01)

Net asset value at end of period	10.28

Total return (%)	2.86	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	(0.00)[3,4]
Gross operating expenses	1.05	[3]
Net investment income (loss)	1.25	[3]
Portfolio turnover rate	16	[2]
Net assets, end of period ($ x 1,000)	43,186

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Less than 0.005%.

48 See financial notes

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings as of September 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

62.7%		Government Bonds	26,383,950	27,065,275
7.5%		Government Agency Obligations	3,203,672	3,256,444
4.7%		Corporate Bonds	1,929,693	2,015,462
5.2%		Supranational	2,164,917	2,253,696
18.0%		U.S. Government and Government Agencies	7,766,834	7,763,466
2.0%		Other Investment Company	863,547	863,547

100.1%		Total Investments	42,312,613	43,217,890
(0	.1)%	Other Assets and Liabilities, Net		(31,965)

100.0%		Net Assets		43,185,925

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 62.7% of net assets

Australia 7.8%
Australia Government Bond
4.50%, 10/21/14 (AUD)	310,000	334,639
4.75%, 06/15/16 (AUD)	450,000	504,940
5.25%, 03/15/19 (AUD)	580,000	693,534
4.50%, 04/15/20 (AUD)	730,000	847,735
5.75%, 05/15/21 (AUD)	800,000	1,014,817

		3,395,665

Brazil 4.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14 (BRL)	400,000	207,233
10.00%, 01/01/17 (BRL)	1,400,000	731,987
10.00%, 01/01/21 (BRL)	1,500,000	774,553

		1,713,773

Colombia 0.4%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	230,000,000	158,285

Denmark 2.2%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	705,000	944,559

Germany 2.3%
Bundesrepublik Deutschland
2.50%, 01/04/21 (EUR)	470,000	668,789
3.25%, 07/04/42 (EUR)	220,000	347,500

		1,016,289

Hungary 2.1%
Hungary Government Bond
5.50%, 02/12/14 (HUF)	4,200,000	18,746
5.50%, 02/12/16 (HUF)	25,500,000	111,494
6.75%, 02/24/17 (HUF)	65,000,000	293,534
6.50%, 06/24/19 (HUF)	9,600,000	42,348
7.50%, 11/12/20 (HUF)	65,000,000	298,467
6.00%, 11/24/23 (HUF)	33,000,000	134,321

		898,910

Israel 1.2%
Israel Government Bond
4.25%, 08/31/16 (ILS)	800,000	215,865
6.00%, 02/28/19 (ILS)	610,000	182,907
5.50%, 01/31/22 (ILS)	420,000	121,637

		520,409

Japan 21.9%
Japan Government Ten Year Bond
1.30%, 12/20/14 (JPY)	65,000,000	855,137
1.30%, 03/20/15 (JPY)	9,300,000	122,696
1.50%, 03/20/15 (JPY)	60,000,000	795,362
1.40%, 03/20/18 (JPY)	120,000,000	1,634,313
1.50%, 09/20/18 (JPY)	95,000,000	1,303,983
1.40%, 06/20/19 (JPY)	115,000,000	1,573,313
0.80%, 09/20/20 (JPY)	109,000,000	1,425,183
Japan Government Thirty Year Bond
2.50%, 06/20/36 (JPY)	40,900,000	598,781
Japan Government Twenty Year Bond
1.90%, 03/22/21 (JPY)	80,000,000	1,135,087

		9,443,855

Malaysia 1.0%
Malaysia Government Bond
3.74%, 02/27/15 (MYR)	200,000	66,344
3.31%, 10/31/17 (MYR)	370,000	120,973
4.24%, 02/07/18 (MYR)	420,000	143,365
3.42%, 08/15/22 (MYR)	290,000	93,891

		424,573

Mexico 2.4%
Mexican Bonos
8.00%, 12/17/15 (MXN)	4,200,000	356,720
7.25%, 12/15/16 (MXN)	1,900,000	160,914
7.75%, 12/14/17 (MXN)	2,200,000	192,771
8.00%, 12/07/23 (MXN)	2,200,000	208,007

See financial notes 49

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)
Mexico Government Bond
7.50%, 06/03/27 (MXN)	1,250,000	112,454

		1,030,866

Poland 3.1%
Poland Government Bond
5.50%, 04/25/15 (PLN)	700,000	225,901
6.25%, 10/24/15 (PLN)	160,000	52,987
5.25%, 10/25/17 (PLN)	1,000,000	326,875
5.50%, 10/25/19 (PLN)	1,310,000	435,127
5.25%, 10/25/20 (PLN)	140,000	45,718
5.75%, 09/23/22 (PLN)	770,000	260,618

		1,347,226

Qatar 0.9%
Qatar Government International Bond
5.25%, 01/20/20 (USD) (c)	320,000	380,000

South Africa 2.0%
South Africa Government Bond
13.50%, 09/15/15 (ZAR)	2,000,000	292,939
8.00%, 12/21/18 (ZAR)	1,550,000	203,988
6.75%, 03/31/21 (ZAR)	3,000,000	364,978

		861,905

Sweden 6.3%
Sweden Government Bond
4.50%, 08/12/15 (SEK)	3,750,000	630,425
3.75%, 08/12/17 (SEK)	2,750,000	473,729
4.25%, 03/12/19 (SEK)	5,000,000	907,181
3.50%, 06/01/22 (SEK)	3,900,000	702,151

		2,713,486

Turkey 0.4%
Turkey Government Bond
10.50%, 01/15/20 (TRY)	260,000	163,834

United Kingdom 4.7%
United Kingdom Gilt
2.75%, 01/22/15 (GBP)	360,000	615,173
4.00%, 09/07/16 (GBP)	315,000	579,691
4.50%, 03/07/19 (GBP)	260,000	513,562
4.25%, 06/07/32 (GBP)	170,000	343,214

		2,051,640

Total Government Bonds
(Cost $26,383,950)		27,065,275

Government Agency Obligations 7.5% of net assets

Germany 4.5%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	90,000,000	1,158,892
Kreditanstalt fuer Wiederaufbau
1.35%, 01/20/14 (JPY) (d)	62,000,000	807,289

		1,966,181

Netherlands 3.0%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	95,000,000	1,290,263

Total Government Agency Obligations
(Cost $3,203,672)		3,256,444

Corporate Bonds 4.7% of net assets

Germany 2.8%
Landwirtschaftliche Rentenbank
1.38%, 04/25/13 (JPY)	95,000,000	1,225,331

Netherlands 1.0%
ING Bank N.V.
3.90%, 03/19/14 (USD)	150,000	157,180
6.13%, 05/29/23 (EUR) (a)(b)	200,000	263,435

		420,615

United Kingdom 0.9%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	250,000	369,516

Total Corporate Bonds
(Cost $1,929,693)		2,015,462

Supranational 5.2% of net assets

European Investment Bank
1.90%, 01/26/26 (JPY)	110,000,000	1,488,600
European Union Notes
2.75%, 06/03/16 (EUR)	550,000	765,096

Total Supranational
(Cost $2,164,917)		2,253,696

U.S. Government and Government Agencies 18.0% of net assets

United States 18.0%
U.S. Treasury Notes
1.38%, 11/15/12 (USD)	669,800	670,925
0.63%, 02/28/13 (USD)	600,000	601,290
1.75%, 01/31/14 (USD)	440,000	449,024
4.13%, 05/15/15 (USD)	870,000	956,932
1.88%, 08/31/17 (USD)	55,000	58,390
4.00%, 08/15/18 (USD)	865,000	1,025,498
1.25%, 04/30/19 (USD)	950,000	967,961
3.63%, 08/15/19 (USD)	1,140,000	1,339,144
3.63%, 02/15/21 (USD)	600,000	710,391
2.13%, 08/15/21 (USD)	930,000	983,911

Total U.S. Government and Government Agencies
(Cost $7,766,834)		7,763,466

50 See financial notes

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 2.0% of net assets

United States 2.0%
State Street Institutional U.S. Government Money Market Fund	863,547	863,547

Total Other Investment Company
(Cost $863,547)		863,547

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $42,312,613, and the unrealized appreciation and depreciation were $924,420 and ($19,143), respectively, with a net appreciation of $905,277.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $380,000 or 0.9% of net assets.
(d)	Guaranteed by the Republic of Germany.

AUD —	Australian dollar
BRL —	Brazilian real
CLP —	Chilean peso
CNY —	Chinese yuan renminbi
COP —	Colombian peso
EUR —	euro currency
GBP —	Great British pound
HUF —	Hungarian forint
ILS —	Israeli shekel
INR —	Indian rupee
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
PLN —	Polish zloty
SEK —	Swedish krona
TRY —	Turkish lira
USD —	U.S. dollar
ZAR —	South African rand

In addition to the above, the fund held the following at 09/30/12:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
		to be	to be	to be	to be	(Losses)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

10/31/2012	ConvergEx Execution Solutions, LLC	CLP	82,481,500	USD	173,105	(1,275)
10/31/2012	State Street Bank London	CLP	82,399,000	USD	172,932	8,002
10/31/2012	Northern Trust International Banking Corp.	CNY	6,021,500	USD	956,363	7,572
10/31/2012	State Street Bank London	GBP	1,414,500	EUR	1,804,117	(35,103)
10/31/2012	State Street Bank London	EUR	1,782,546	GBP	1,414,500	7,375
10/31/2012	State Street Bank London	INR	28,060,500	USD	529,024	39,654
10/31/2012	State Street Bank London	USD	3,352,547	AUD	3,240,000	13,716
10/31/2012	State Street Bank London	USD	529,024	INR	28,060,500	(4,480)

Net unrealized gains on Forward Foreign Currency Exchange Contracts						35,461

See financial notes 51

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$27,065,275	$—	$27,065,275
Government Agency Obligations[1]	—	3,256,444	—	3,256,444
Corporate Bonds[1]	—	2,015,462	—	2,015,462
Supranational	—	2,253,696	—	2,253,696
U.S. Government and Government Agencies[1]	—	7,763,466	—	7,763,466
Other Investment Company[1]	863,547	—	—	863,547

Total	$863,547	$42,354,343	$—	$43,217,890

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$76,319	$—	$—	$76,319

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	($40,858)	$—	$—	($40,858)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

52 See financial notes

 Laudus Mondrian Global Fixed Income Fund

Statement of
Assets and Liabilities
As of September 30, 2012; unaudited

Assets

Investments, at value (cost $42,312,613)		$43,217,890
Foreign currency, at value (cost $16,683)		16,834
Receivables:
Investments sold		6,024,098
Interest		378,384
Fund shares sold		90,205
Foreign tax reclaims		1,476
Due from investment adviser		577
Unrealized gains on forward foreign currency exchange contracts		76,319
Prepaid expenses	+	9,265

Total assets		49,815,048

Liabilities

Payables:
Investments bought		6,578,944
Distributions to shareholders		5,644
Fund shares redeemed		2,595
Trustees’ retirement plan		1,082
Unrealized losses on forward foreign currency exchange contracts	+	40,858

Total liabilities		6,629,123

Net Assets

Total assets		49,815,048
Total liabilities	−	6,629,123

Net assets		$43,185,925

Net Assets by Source
Capital received from investors		42,030,534
Net investment income not yet distributed		96,241
Net realized capital gains		146,597
Net unrealized capital gains		912,553

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$43,185,925		4,200,719		$10.28

See financial notes 53

 Laudus Mondrian Global Fixed Income Fund

Statement of
Operations
For July 10, 2012* through September 30, 2012; unaudited

Investment Income

Interest		$120,147

Expenses

Investment adviser fees		64,397
Accounting and administration fees		11,919
Sub-Accounting fees		9,474
Professional fees		8,764
Custodian fees		2,040
Shareholder reports		1,584
Trustees’ fees		1,082
Transfer agent fees		705
Other expenses	+	233

Total expenses		100,198
Expense reduction by adviser	−	100,198
Custody credits	−	1

Net expenses	−	(1)

Net investment income		120,148

Realized and Unrealized Gains (Losses)

Net realized gains on investments		237,914
Net realized losses on foreign currency transactions	+	(91,317)

Net realized gains		146,597
Net unrealized gains on investments		905,277
Net unrealized gains on foreign currency translations	+	7,276

Net unrealized gains	+	912,553

Net realized and unrealized gains		1,059,150

Increase in net assets resulting from operations		$1,179,298

*	Commencement of operations.

54 See financial notes

 Laudus Mondrian Global Fixed Income Fund

Statement of
Changes in Net Assets
For the current period only.
Figures for the current period are unaudited

Operations

7/10/12*-9/30/12
Net investment income		$120,148
Net realized gains		146,597
Net unrealized gains	+	912,553

Increase in net assets from operations		1,179,298

Distributions to Shareholders

Distributions from net investment income		($23,907)

Transactions in Fund Shares

		7/10/12*-9/30/12
		SHARES	VALUE
Shares sold		4,389,182	$43,934,642
Shares reinvested		1,777	18,263
Shares redeemed	+	(190,240)	(1,922,371)

Net transactions in fund shares		4,200,719	$42,030,534

Shares Outstanding and Net Assets

		7/10/12*-9/30/12
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	4,200,719	43,185,925

End of period		4,200,719	$43,185,925

Net investment income not yet distributed			$96,241

*	Commencement of operations.

See financial notes 55

 Laudus Mondrian Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the Laudus Mondrian Funds in this report is a series of Laudus Trust, (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund (closed to new investors)
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Mondrian Global Fixed Income Fund
Laudus Growth Investors U.S. Large Cap Growth Fund

Each fund, with the exception of Laudus Mondrian International Fixed Income Fund and Laudus Mondrian Global Fixed Income Fund, offers three share classes: Investor Shares, Select Shares and Institutional Shares. Laudus Mondrian Global Fixed Income Fund commenced operations on July 10, 2012.

Each class of shares generally has identical rights and preferences, except that each class is subject to different eligibility conditions, bears different distribution and sub-transfer agent expenses, and separate voting rights on matters pertaining solely to that class of shares.

Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Forward foreign currency exchange contracts: valued at a value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of September 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year with the exception of Laudus Mondrian International Fixed Income Fund and Laudus Mondrian Global Fixed Income Fund which pay quarterly dividends.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of September 30, 2012, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the funds’ financial statement disclosures.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that the investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund.

Interest rates rise and fall over time, which will affect a fund’s yield and share price. The credit quality of a portfolio investment could also cause the fund’s share price to fall. A fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust. Mondrian Investment Partners Limited (“Mondrian”), the funds’ sub-adviser, provides day-to-day portfolio management services to the funds, subject to the supervision of CSIM.

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets described as follows:

	First $1 billion	Over $1 billion

Laudus Mondrian International Equity Fund	0.85%	0.80%
Laudus Mondrian Global Equity Fund	0.85%	0.80%
Laudus Mondrian Emerging Markets Fund	1.20%	1.15%
Laudus Mondrian International Fixed Income Fund	0.60%	0.60%
Laudus Mondrian Global Fixed Income Fund	0.68%	0.68%

CSIM (not the funds) pays a portion of the management fees it receives to Mondrian in return for its services.

For the period July 11, 2012 through January 10, 2013, the investment adviser has agreed to waive the Laudus Mondrian Global Fixed Income Fund’s net operating expenses to 0.00%.

CSIM has contractually agreed, until at least July 30, 2014, to waive a portion of its management fee and bear certain expenses of each fund. As such, CSIM further agrees to reimburse the funds to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the funds’ business as follows:

	Laudus	Laudus	Laudus
	Mondrian	Mondrian	Mondrian
	International	Global	Emerging
	Equity Fund	Equity Fund	Markets Fund

Investor Shares	1.40%	1.40%	1.80%
Select Shares	1.12%	1.12%	1.52%
Institutional Shares	1.05%	1.05%	1.45%

In addition to the funds listed above, the annual expenses of the Laudus Mondrian International Fixed Income Fund and the Laudus Mondrian Global Fixed Income Fund will be limited to 0.75% and 0.85%, respectively.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. For the period ended September 30, 2012, there were no prior year amounts recouped. As of September 30, 2012, the balance of recoupable expenses and the respective years of expiration are as follows:

	Laudus	Laudus	Laudus	Laudus	Laudus
	Mondrian	Mondrian	Mondrian	Mondrian	Mondrian
	International	Global	Emerging	International Fixed	Global Fixed
Expiration Date	Equity Fund	Equity Fund	Markets Fund	Income Fund	Income Fund

March 31, 2013	$135,683	$155,976	$95,858	$—	$—
March 31, 2014	209,921	178,953	95,552	—	—
March 31, 2015	44,996	88,449	34,963	—	100,198

Total	$390,600	$423,378	$226,373	$—	$100,198

5. Transfer Agent, Distribution and Shareholders Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

The trust has a Distribution and Shareholder Service Plan with respect to its Investor Shares pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares of the funds are sold on a continuous basis by the trust’s distributor, ALPS Distributors, Inc. Under the Distribution and Shareholder Services Plan, the funds pay distribution and shareholder servicing fees in connection with the sale and servicing of the Investor Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Investor Shares. In addition, the trustees have authorized each fund to reimburse,

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

5. Transfer Agent, Distribution and Shareholders Services (continued):

out of the Investor and Select Shares assets of the funds, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor or Select Class shares an amount of up to 0.15% of the average daily net assets of that class on an annual basis. Further, the trustees have authorized the Laudus Mondrian Global Fixed Income Fund to reimburse, out of the assets of the fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds.

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the funds. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the funds.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Mondrian International Equity Fund	$21,734,302	$8,717,098
Laudus Mondrian Global Equity Fund	781,068	721,418
Laudus Mondrian Emerging Markets Fund	24,568,240	19,866,811
Laudus Mondrian International Fixed Income Fund	173,569,775	207,391,915
Laudus Mondrian Global Fixed Income Fund	48,204,349	6,879,082

9. Derivatives:

The funds invested in forward foreign currency exchange contracts (“forwards”) during the report period. The funds invested in forwards to defensively hedge part of the funds’ exposure to currencies that were deemed to be overvalued by the sub-adviser. Refer to financial note 2(b) for the funds’ accounting policies with respect to forwards and financial note 3 for disclosures

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

9. Derivatives (continued):

concerning the risks of investing in forwards. During the period, the month-end average notional amount of forwards and the month-end average unrealized gains (losses) were as follows:

	Forward Foreign Currency	Net Unrealized
	Exchange Contracts	Gains (Losses)

Laudus Mondrian International Equity Fund	$4,882,112	$34,681
Laudus Mondrian Global Equity Fund	149,853	946
Laudus Mondrian Emerging Markets Fund	168	2
Laudus Mondrian International Fixed Income Fund	85,239,365	148,393
Laudus Mondrian Global Fixed Income Fund	5,309,493	10,123

The fair value of forwards held by the funds is presented in unrealized gains (losses) on forward foreign currency exchange contracts on the Statement of Assets and Liabilities as follows:

	Laudus	Laudus	Laudus	Laudus	Laudus
	Mondrian	Mondrian	Mondrian	Mondrian	Mondrian
	International	Global	Emerging	International Fixed	Global Fixed
	Equity Fund	Equity Fund	Markets Fund	Income Fund	Income Fund
Asset Derivatives	Fair Value

Forward Foreign Currency Exchange Contracts[1]	$—	$—	$—	$166,441	$76,319

Liability Derivatives	Fair Value

Forward Foreign Currency Exchange Contracts[2]	$1,723	$46	$—	$1,583,708	$40,858

[1]	Statement of Assets and Liabilities location: Unrealized gains on forward foreign currency exchange contracts.
[2]	Statement of Assets and Liabilities location: Unrealized losses on forward foreign currency exchange contracts.

During the period ending September 30, 2012, the forwards held by the funds, categorized by primary risk exposure, were:

	Forward Foreign Currency Exchange Contracts
	Laudus	Laudus	Laudus	Laudus	Laudus
	Mondrian	Mondrian	Mondrian	Mondrian	Mondrian
	International	Global	Emerging	International Fixed	Global Fixed
	Equity Fund	Equity Fund	Markets Fund	Income Fund	Income Fund

Realized Gain (Losses)[1]	($91,741)	($3,011)	($1,398)	$4,872,144	$20,090
Change in Unrealized Gains (Losses)[2]	(102,709)	(2,530)	—	(1,771,280)	35,461

[1]	Statement of Operations location: Net realized gains/losses on foreign currency transactions.
[2]	Statement of Operations location: Net unrealized gains/losses on foreign currency translations.

10. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(4/1/12-9/30/12)	(4/1/11-3/31/12)

Laudus Mondrian International Equity Fund	$234	$1,562
Laudus Mondrian Global Equity Fund	10	—
Laudus Mondrian Emerging Markets Fund	24	2,920
Laudus Mondrian International Fixed Income Fund	17,500	50,054
Laudus Mondrian Global Fixed Income Fund	3,067	—

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

11. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2012, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Laudus	Laudus	Laudus	Laudus
	Mondrian	Mondrian	Mondrian	Mondrian
	International	Global	Emerging	International Fixed
Expiration Date	Equity Fund	Equity Fund	Markets Fund	Income Fund

March 31, 2017	$—	$4,137	$—	$—
March 31, 2018	—	331,513	—	—
March 31, 2019	—	92,150	—	—
No expiration	—	54,747	—	—

Total	$—	$482,547	$—	$—

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2012, the funds had aggregate deferred realized net capital losses and capital losses utilized as follows:

	Laudus	Laudus	Laudus	Laudus
	Mondrian	Mondrian	Mondrian	Mondrian
	International	Global	Emerging	International Fixed
	Equity Fund	Equity Fund	Markets Fund	Income Fund

Capital losses deferred	$1,454,633	$11,200	$2,206,251	$5,201
Capital losses utilized	430,440	—	—	—

As of March 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purpose, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statement. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2012, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which increases the likelihood that the pre-enactment capital losses will expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as a short-term capital loss, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

12. Other:

At a meeting held on September 25, 2012, the Board of Trustees of the Trust approved the closing and liquidation of the Laudus Mondrian Global Equity Fund (the “Fund”). Accordingly, effective October 2, 2012 (the “Closing Date”), the Fund was closed to new investors.

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

The Fund will redeem all of its outstanding shares on or shortly after November 30, 2012 (the “Liquidation Date”), and distribute the proceeds to the Fund’s shareholders (subject to maintenance of appropriate reserves for liquidation and other expenses).

Effective September 28, 2012, through the Liquidation Date, the Fund’s investment adviser will waive fees and reimburse the Fund for all operating expenses. In addition, the Fund will waive its redemption fees.

13. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Approval of Investment Advisory and Sub-Advisory Agreements

Initial Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on September 14, 2011, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to Laudus Mondrian Global Fixed Income Fund (the “Fund”) under the investment advisory agreement between Laudus Trust (the “Trust’) and CSIM (the “Agreement”) and Mondrian Investment Partners Limited (“Mondrian”) as investment subadviser to the Fund under the subadvisory agreement between CSIM and Mondrian (such investment advisory and sub-advisory agreements, collectively, the “Agreements”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM and Mondrian with respect to the services to be provided to the Fund under the Agreements. In recognition of the fact that the Fund had not yet commenced operations, the Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, approved the Agreements with respect to the Fund at the meeting on September 14, 2011. The Board’s approval was based on consideration and evaluation of a variety of factors, including:

1.	the nature, extent and quality of the services to be provided to the Fund under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, that will be dedicated to the Fund;

2.	CSIM’s and Mondrian’s investment performance in managing other funds having relevant investment objectives and strategies;

3.	the Fund’s estimated expenses and how those expenses compare to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits that may accrue to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.	the extent to which economies of scale would be realized as the Fund grows, and whether fee levels in the Agreements relating to the Fund reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services to be provided by Mondrian to the Fund and the resources it plans to dedicate to the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM and Mondrian to the Fund and the resources of CSIM and its affiliates and the resources of Mondrian that will be dedicated to the Fund supported approval of the Agreements with respect to the Fund.

Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds advised by CSIM and Mondrian having comparable investment objectives in determining whether to approve the Agreements with respect to the Fund. The Trustees also considered both risk and shareholder risk expectations for the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of CSIM and Mondrian supported approval of the Agreements with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and the Fund’s estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered CSIM’s commitment to waive management and other fees to prevent total Fund expenses from exceeding a specified cap. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreements with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation that may flow to CSIM and its affiliates directly or indirectly and the compensation that may flow to Mondrian, directly or indirectly. The Trustees also considered any other benefits that may be derived by CSIM and Mondrian from their relationships with the Fund, such as whether, by virtue of their management of the Fund, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services to be rendered to the Fund by CSIM and Mondrian and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian would be compensated by CSIM, and not by the Fund directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreements with respect to the Fund.

Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders through various efficiencies that may result from increases in the Fund’s assets. Consistent with their consideration of Fund expenses, the Trustees considered that CSIM would commit resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered contractual investment advisory fee schedule with respect to the Fund that includes lower fees at higher graduated asset levels, and Mondrian’s agreement to a contractual sub-advisory fee schedule that includes lower fees at higher graduated asset levels as measured on a complex wide basis. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreements as they relate to the Fund and concluded that the compensation under the Agreements relating to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Approval of Renewal of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreements between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements between CSIM and Mondrian Investment Partners Limited (“Mondrian”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”) with respect to Laudus Mondrian International Equity Fund, Laudus Mondrian Global Equity Fund, Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Fixed Income Fund and Laudus Mondrian Global Fixed Income Fund (the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent

Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreements for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported renewal of the Agreements.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Although, the Funds had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by Mondrian that were reasonable and consistent with Mondrian’s investment style and the investment objective and policies of each Fund; and (2) that recent performance for the Funds showed improvement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer categories and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and fees charged by Mondrian to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered CSIM’s agreements to contractual investment advisory fee schedules that, for all Funds, other than Laudus Mondrian International Fixed Income Fund, include lower fees at higher graduated asset levels, and Mondrian’s agreement to contractual sub-advisory fee schedules that, for all Funds, include lower fees at higher graduated asset levels as measured on a complex wide basis. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for the Laudus Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 91 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Trust since 2004.)	Chairman of JDN Corporate Advisory LLC.	74	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Trust since 2010.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Laudus Trust since 2004.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	74	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Laudus Trust since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Laudus Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	74	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Laudus Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Laudus Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Trust since 2010.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	74	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	91	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Laudus Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Chief Financial Officer (Officer of Laudus Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

Catherine MacGregor 1964 Vice President, Chief Legal Officer and Clerk (Officer of Laudus Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

David Lekich 1964 Vice President and Assistant Clerk (Officer of Laudus Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds retirement policy requires that independent trustees retire at age 72 or after 20 years of service as a trustee, whichever comes first. In addition, the Laudus Funds retirement policy also requires any independent trustee of the Laudus Funds who also serves as an independent trustee of the Schwab Funds to retire from the Boards of Trustees of the Laudus Funds upon their required retirement date from either the Boards of Trustees of the Laudus Funds or the Schwab Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Bond is a security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Bond credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

Citigroup non-U.S. Dollar World Government Bond Index measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.

Duration A measure of an individual bond’s sensitivity to interest rates. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

Weighted Average Duration A measure of the duration of all bonds in a fund’s portfolio, based on the market value weighted average duration of each bond in the portfolio.

Maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

MSCI EAFE Index® (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment.

MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment.

MSCI World® Index (Net) is a free float-adjusted market capitalization index that is designed to measure global developed markets equity performance. This series approximates the minimum possible dividend reinvestment.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Russell 1000 Index an index that measures the performance of the large-cap segment of the U.S. equity universe.

S&P 500 Index is a market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on each fund’s most recent Form N-Q is also available at www.laudus.com.

Notes

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.877.824.5615 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR45085-04
00089290

Semiannual Report September 30, 2012

COMMAND PERFORMANCETM

Laudus Growth Investors U.S. Large Cap Growth Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
UBS Global Asset Management (Americas) Inc.

THIS SUPPLEMENT IS NOT PART OF THE SHAREHOLDER REPORT.

LAUDUS TRUST
(the “Trust”)

Laudus Growth Investors U.S. Large Cap Growth Fund
(the “Fund”)

Supplement dated November 13, 2012 to the
Summary Prospectus and Statutory Prospectus,
each dated July 29, 2012

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be read in conjunction with the Summary Prospectus and Statutory Prospectus

Effective November 12, 2012, Paul A. Graham, Saverio (Sam) Console and Peter J. Bye replaced Lawrence Kemp as portfolio manager of the Fund. Mr. Graham, Mr. Console and Mr. Bye are co-portfolio managers of the Fund. Accordingly, the following changes are made to the Summary Prospectus and Statutory Prospectus:

The “Portfolio manager” section on page 3 of the Summary Prospectus and Page 3 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Portfolio managers
Paul A. Graham, Managing Director of UBS Global AM, has been a co-portfolio manager of the fund since November 12, 2012.

Saverio (Sam) Console, Executive Director of UBS Global AM, has been co-portfolio manager of the fund since November 12, 2012.

Peter J. Bye, Executive Director of UBS Global AM, has been co-portfolio manager of the fund since November 12, 2012.

Paragraphs 9 and 10 of the “Management of the fund” section on Page 8 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Paul A. Graham is responsible for the day-to-day co-management of the fund. Mr. Graham, as co-portfolio manager of the fund, is responsible for managing the portfolio and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objective and strategies. Mr. Graham joined UBS in 1994 and is currently a Managing Director of UBS Global AM. Mr. Graham has overall responsibility for all aspects of growth investing strategies at UBS Global AM.

Saverio (Sam) Console is responsible for the day-to-day co-management of the fund. Mr. Console, as co-portfolio manager of the fund, is responsible for managing the portfolio and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objective and strategies. Mr. Console joined UBS in 1997 and is currently an Executive Director of UBS Global AM. Prior to assuming his role on the U.S. Large Cap Growth Equity portfolio construction team in 2005, he was responsible for providing research and analytical support, including database management, development of valuation models and creation of trade communications systems for the Growth Investors group.

Peter J. Bye is responsible for the day-to-day co-management of the fund. Mr. Bye, as co-portfolio manager of the fund, is responsible for managing the portfolio and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objective and strategies. Mr. Bye is an Executive Director of UBS Global AM. Prior to joining UBS in 2010, Mr. Bye worked for 12 years in equity research covering healthcare sectors at Cowen & Co., Citigroup, Wachovia and most recently Jefferies and Co.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund is available in the Statement of Additional Information (SAI).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG70801-00 (11/12)© 2012 All Rights Reserved

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc., UBS Global Asset Management (Americas) Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period

Laudus Growth Investors U.S. Large Cap Growth Fund (Ticker Symbol: LGILX)	-0.07%

Russell 1000® Growth Index	1.84%

Performance Details	page 5

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please see prospectus for further detail and investor eligibility requirements.

Laudus Growth Investors U.S. Large Cap Growth Fund 3

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the six months ended September 30, 2012, large-cap U.S. stocks generated modest gains, overcoming an economic soft patch and overseas headwinds as the Federal Reserve (Fed) worked to support a stronger economic recovery.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Laudus Growth Investors U.S. Large Cap Growth Fund. For the six months ended September 30, 2012, large-cap U.S. stocks generated modest gains, overcoming an economic soft patch and overseas headwinds as the Federal Reserve (Fed) worked to support a stronger economic recovery. The Russell 1000 Growth Index returned 1.8%, while large-cap stocks outperformed mid- and small-cap stocks, and value outperformed growth.

U.S. economic activity remained soft, prompting the Fed to take further steps. The U.S. unemployment rate was stubbornly high, finishing at 7.8% in September, and uncertainty arose regarding the November elections and the potential for governmental spending cuts and tax increases beginning in 2013. In an effort to strengthen economic prospects, the Fed extended its forecast for keeping short-term interest rates low from late 2014 to mid-2015. The Fed also extended “Operation Twist”—a policy of buying longer-term bonds and selling short-term Treasuries—and announced plans to purchase additional agency mortgage-backed securities each month.

The euro zone’s ongoing sovereign debt crisis represented a significant hurdle for stocks. With concerns rising due to Greek elections and worries that the crisis could spread, equities sold off in May. Stocks spent the remainder of the report period in intermittent recovery, as European leaders made meaningful progress and the Fed reaffirmed its commitment to support U.S. growth. Profits at large U.S. companies generally surpassed estimates in spite of such challenges, although a decelerating trend in earnings growth became apparent.

Thank you for investing in Laudus Growth Investors U.S. Large Cap Growth Fund. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Laudus Growth Investors U.S. Large Cap Growth Fund, please visit www.laudus.com. We are also happy to hear from you at 1-800-447-3332.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index figures assume dividends and distributions were reinvested.

For definitions of the referenced indices, please see the Glossary.

4 Laudus Growth Investors U.S. Large Cap Growth Fund

Laudus Growth Investors U.S. Large Cap Growth Fund

Performance and Fund Facts as of 09/30/12

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Laudus Growth Investors U.S. Large Cap Growth Fund (10/14/97)[1]	-0.07%	29.50%	5.14%	11.02%
Russell 1000® Growth Index[2]	1.84%	29.19%	3.24%	8.41%

Fund Expense Ratios3: Net 0.78%; Gross 0.88%

 Fund Characteristics

Number of Securities[4]	48
Weighted Average Market Cap ($ x 1,000,000)	$102,430
Price/Earnings Ratio (P/E)	22.85
Price/Book Ratio (P/B)	4.67
Portfolio Turnover (One year trailing)	97%

 Fund Overview

Fund

Minimum Initial Investment	$100
Inception Date	10/14/1997[1]
Ticker Symbol	LGILX
Cusip	51855Q549
NAV	$14.82

 Sector Weightings % of Equities

Information Technology	38.1%
Consumer Discretionary	21.0%
Health Care	13.0%
Industrials	10.0%
Energy	8.3%
Consumer Staples	6.8%
Materials	1.5%
Telecommunication Services	1.3%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	8.8%
Visa, Inc., Class A	4.5%
Amazon.com, Inc.	3.9%
Google, Inc., Class A	3.6%
QUALCOMM, Inc.	3.5%
Allergan, Inc.	3.5%
The Estee Lauder Cos., Inc., Class A	2.9%
UnitedHealth Group, Inc.	2.6%
Las Vegas Sands Corp.	2.6%
Priceline.com, Inc.	2.6%
Total	38.5%

Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

Portfolio holdings may have changed since the report date.

[1]	Inception date is that of the fund’s predecessor fund, the Y Class of the UBS U.S. Large Cap Growth Fund. Effective July 13, 2009, all outstanding Class A, B and C shares of the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by the Laudus Growth Investors U.S. Large Cap Growth Fund. The performance and financial history prior to July 13, 2009 are that of the Class Y shares of the predecessor fund.
[2]	Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/14. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.
[5]	This list is not a recommendation of any security by the investment adviser.

Laudus Growth Investors U.S. Large Cap Growth Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2012 and held through September 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/12	at 9/30/12	4/1/12–9/30/12

Laudus Growth Investors U.S. Large Cap Growth Fund
Actual Return	0.78%	$1,000	$999.30	$3.91
Hypothetical 5% Return	0.78%	$1,000	$1,021.16	$3.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

6 Laudus Growth Investors U.S. Large Cap Growth Fund

Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Statements

Financial Highlights

	4/1/12–		4/1/11–	4/1/10–	7/1/09–		7/1/08–	7/1/07–	7/1/06–
	9/30/12*		3/31/12	3/31/11	3/31/10[1]		6/30/09	6/30/08	6/30/07

Per-Share Data ($)

Net asset value at beginning of period	14.83		13.36	11.23	8.68		11.45	10.94	9.02

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[2]		(0.02)[2]	0.01 [2]	0.01	[2]	0.03 [2]	0.01 [2]	0.04 [2]
Net realized and unrealized gains (losses)	0.00	[3]	1.77	2.13	2.58		(2.80)	0.59	1.90

Total from investment operations	(0.01)		1.75	2.14	2.59		(2.77)	0.60	1.94
Less distributions:
Distributions from net investment income	—		—	(0.01)	(0.04)		—	(0.01)	(0.02)
Distributions from net realized gains	—		(0.28)	—	—		—	(0.08)	—

Total distributions	—		(0.28)	(0.01)	(0.04)		—	(0.09)	(0.02)

Net asset value at end of period	14.82		14.83	13.36	11.23		8.68	11.45	10.94

Total return (%)	(0.07)[4]		13.58	19.07	30.02	[4]	(24.19)	5.52	21.51

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.78	[5]	0.78	0.78	0.78	[5]	0.80	0.80	0.80
Gross operating expenses	0.81	[5]	0.88	0.94	0.99	[5]	1.23	1.21	1.25
Net investment income (loss)	(0.09)[5]		(0.17)	0.06	0.12	[5]	0.41	0.05	0.35
Portfolio turnover rate	48	[4]	96	98	72	[4]	132	102	112
Net assets, end of period ($ x 1,000)	1,367,883		1,029,502	468,963	214,872		54,344	76,175	62,529

* Unaudited.

1 Effective July 13, 2009, all outstanding Class A, B, and C shares in the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by Laudus Growth Investors U.S. Large Cap Growth Fund which commenced operations on that day. The Financial Highlights above present the Y Class shares of the UBS Growth Fund prior to the acquisition date of July 13, 2009 and Laudus Growth Investors U.S. Large Cap Growth Fund subsequent to that date. (Note that the UBS Growth Fund had a fiscal year ending June 30 whereas the Laudus Growth Investors U.S. Large Cap Growth Fund has a fiscal year ending March 31).
2 Calculated based on the average shares outstanding during the period.
3 Amount is less than $0.01.
4 Not annualized.
5 Annualized.

See financial notes 7

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings as of September 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Common Stock	1,136,223,579	1,323,891,763
1.9%	Other Investment Companies	26,438,032	26,855,743

98.7%	Total Investments	1,162,661,611	1,350,747,506
1.3%	Other Assets and Liabilities, Net		17,135,072

100.0%	Net Assets		1,367,882,578

	Number	Value
Security	of Shares	($)

Common Stock 96.8% of net assets

Capital Goods 7.1%
Cummins, Inc.	198,200	18,276,022
Danaher Corp.	579,000	31,931,850
Roper Industries, Inc.	119,100	13,087,899
United Technologies Corp.	437,300	34,236,217

		97,531,988

Commercial & Professional Supplies 0.6%
IHS, Inc., Class A *	79,900	7,778,265

Consumer Durables & Apparel 6.7%
Lululemon Athletica, Inc. *	307,200	22,714,368
Michael Kors Holdings Ltd. *	200,800	10,678,544
NIKE, Inc., Class B	281,400	26,707,674
Ralph Lauren Corp.	211,100	31,924,653

		92,025,239

Consumer Services 2.6%
Las Vegas Sands Corp.	757,700	35,134,549

Energy 8.0%
Cabot Oil & Gas Corp.	315,800	14,179,420
Concho Resources, Inc. *	326,900	30,973,775
EOG Resources, Inc.	99,400	11,137,770
FMC Technologies, Inc. *	738,700	34,201,810
Schlumberger Ltd.	263,400	19,051,722

		109,544,497

Food & Staples Retailing 2.4%
CVS Caremark Corp.	682,500	33,046,650

Food, Beverage & Tobacco 1.2%
Monster Beverage Corp. *	306,000	16,572,960

Health Care Equipment & Services 3.4%
Intuitive Surgical, Inc. *	21,700	10,755,171
UnitedHealth Group, Inc.	647,200	35,861,352

		46,616,523

Household & Personal Products 2.9%
The Estee Lauder Cos., Inc., Class A	652,000	40,143,640

Materials 1.5%
The Sherwin-Williams Co.	136,800	20,370,888

Media 2.2%
DIRECTV *	519,700	27,263,462
Discovery Communications, Inc., Class A *	40,000	2,385,200

		29,648,662

Pharmaceuticals, Biotechnology & Life Sciences 9.2%
Agilent Technologies, Inc.	756,000	29,068,200
Allergan, Inc.	516,500	47,301,070
Biogen Idec, Inc. *	113,500	16,937,605
Gilead Sciences, Inc. *	493,600	32,740,488

		126,047,363

Retailing 8.9%
Amazon.com, Inc. *	207,600	52,796,832
Dollar General Corp. *	645,100	33,248,454
Priceline.com, Inc. *	56,700	35,081,991

		121,127,277

Software & Services 22.2%
Baidu, Inc. ADR *	222,900	26,039,178
eBay, Inc. *	369,400	17,882,654
Facebook, Inc., Class A *	943,300	20,422,445
Google, Inc., Class A *	65,000	49,042,500
MasterCard, Inc., Class A	59,900	27,043,652
MercadoLibre, Inc.	143,700	11,862,435
Salesforce.com, Inc. *	183,600	28,033,884
Teradata Corp. *	269,600	20,330,536
Verisign *	229,800	11,188,962
Visa, Inc., Class A	454,300	61,003,404
VMware, Inc., Class A *	319,700	30,927,778

		303,777,428

Technology Hardware & Equipment 14.7%
Apple, Inc.	179,700	119,906,622
NetApp, Inc. *	901,300	29,634,744
QUALCOMM, Inc.	771,700	48,223,533
Riverbed Technology, Inc. *	141,500	3,292,705

		201,057,604

8 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.2%
Crown Castle International Corp. *	263,700	16,903,170

Transportation 2.0%
Union Pacific Corp.	223,800	26,565,060

Total Common Stock
(Cost $1,136,223,579)		1,323,891,763

Other Investment Companies 1.9% of net assets

iShares Russell 1000 Growth Index Fund	101,000	6,736,700
State Street Institutional U.S. Government Money Market Fund	20,119,043	20,119,043

Total Other Investment Companies
(Cost $26,438,032)		26,855,743

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $1,167,270,462 and the unrealized appreciation and depreciation were $209,528,051 and ($26,051,007), respectively, with a net unrealized appreciation of $183,477,044.

*	Non-income producing security.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Common Stock[1]	$1,323,891,763	$—	$—	$1,323,891,763
Other Investment Companies	26,855,743	—	—	26,855,743

Total	$1,350,747,506	$—	$—	$1,350,747,506

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

See financial notes 9

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statement of
Assets and Liabilities
As of September 30, 2012; unaudited

Assets

Investments, at value (cost $1,162,661,611)		$1,350,747,506
Receivables:
Investments sold		49,004,630
Fund shares sold		5,898,033
Dividends		482,684
Foreign tax reclaims		782
Interest		645
Prepaid expenses	+	18,850

Total assets		1,406,153,130

Liabilities

Payables:
Investments bought		37,198,763
Fund shares redeemed		617,220
Investment adviser fees		73,737
Trustees’ retirement plan		2,014
Accrued expenses	+	378,818

Total liabilities		38,270,552

Net Assets

Total assets		1,406,153,130
Total liabilities	−	38,270,552

Net assets		$1,367,882,578

Net Assets by Source
Capital received from investors		1,158,242,932
Net investment loss		(1,050,036)
Net realized capital gains		22,603,787
Net unrealized capital gains		188,085,895

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,367,882,578		92,314,514		$14.82

10 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statement of
Operations
For April 1, 2012 through September 30, 2012; unaudited

Investment Income

Dividends		$3,969,682
Interest	+	3,382

Total investment income		3,973,064

Expenses

Investment adviser fees		3,851,207
Sub-Accounting and sub-transfer agent fees		579,198
Transfer agent fees		79,081
Registration fees		44,975
Shareholder reports		39,231
Professional fees		34,785
Accounting and administration fees		31,825
Custodian fees		18,478
Trustees’ fees		12,936
Interest expense		55
Other expenses	+	8,870

Total expenses		4,700,641
Expense reduction by adviser	−	182,845
Custody credits	−	30

Net expenses	−	4,517,766

Net investment loss		(544,702)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		19,761,065
Net unrealized losses on investments	+	(5,108,062)

Net realized and unrealized gains		14,653,003

Increase in net assets resulting from operations		$14,108,301

See financial notes 11

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/12-9/30/12			4/1/11-3/31/12
Net investment loss		($544,702)	($1,063,653)
Net realized gains		19,761,065	21,300,714
Net unrealized gains (losses)	+	(5,108,062)	101,657,302

Increase in net assets from operations		14,108,301	121,894,363

Distributions to Shareholders

Distributions from net realized gains		$—	($14,438,073)

Transactions in Fund Shares

		4/1/12-9/30/12		4/1/11-3/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		29,772,318	$421,903,582	44,218,087	$582,923,031
Shares reinvested		—	—	795,982	9,639,343
Shares redeemed	+	(6,889,745)	(97,630,934)	(10,674,523)	(139,479,987)

Net transactions in fund shares		22,882,573	$324,272,648	34,339,546	$453,082,387

Shares Outstanding and Net Assets

		4/1/12-9/30/12		4/1/11-3/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		69,431,941	$1,029,501,629	35,092,395	$468,962,952
Total increase	+	22,882,573	338,380,949	34,339,546	560,538,677

End of period		92,314,514	$1,367,882,578	69,431,941	$1,029,501,629

Net investment loss			($1,050,036)		($505,334)

12 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Laudus Growth Investors U.S. Large Cap Growth Fund is a series of Laudus Trust, (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Laudus Growth Investors U.S. Large Cap Growth Fund
Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund (closed to new investors)
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Mondrian Global Fixed Income Fund

The Laudus Growth Investors U.S. Large Cap Growth Fund offers one share class.

Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

 13

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of September 30, 2012 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and

14

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(g) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(j) New Accounting Pronouncements:

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure

 15

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

requirements with respect to an entity’s rights of offset and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the fund’s financial statement disclosures.

3. Risk factors:

Investing in the fund may involve certain risks, as described in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that the investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The fund will principally invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid-or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust. UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the fund’s sub-adviser, provides day-to-day portfolio management services to the fund, subject to the supervision of CSIM.

For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.70%
$500 million to $1 billion	0.65%
$1 billion to $1.5 billion	0.60%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.55%

CSIM (not the fund) pays a portion of the management fees it receives to UBS Global AM in return for its services.

CSIM has contractually agreed, until at least July 30, 2014, to waive a portion of its management fee and bear certain expenses of the fund. As such, CSIM further agrees to reimburse the fund to limit the annual expenses to 0.78% of the fund’s average daily net assets value, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the fund’s business.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the fund’s net expenses to exceed the current limit (as stated in CSIM’s contractual

16

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

undertaking) during the respective year. For the period ended September 30, 2012, there were no prior year amounts recouped. As of September 30, 2012, the balance of recoupable expenses and the respective years of expiration are as follows:

Expiration Date

March 31, 2013	$537,214
March 31, 2014	650,228
March 31, 2015	182,845

Total	$1,370,287

The fund may, from time to time, execute portfolio trades with affiliated brokers/dealers. For the period ended September 30, 2012, the fund paid no brokerage fees on the execution of portfolio trades with affiliated brokers/dealers.

5. Transfer Agent and Shareholders Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

The trustees have authorized the fund to reimburse, out of the assets of the fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the fund.

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the fund. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the fund.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$843,848,938	$545,391,662

 17

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

9. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

Current Period	Prior Period
(4/1/12-9/30/12)	(4/1/11-3/31/12)

$38,390	$40,006

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2012, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2012, the fund had aggregate deferred realized net ordinary losses and capital losses utilized as follows:

Ordinary losses deferred	$503,466
Capital losses utilized	2,212,999

As of March 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2012, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which increases the likelihood that the pre-enactment capital losses will expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as a short-term capital loss, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the sub-advisory agreement between CSIM and UBS Global Asset Management (Americas) Inc. (“UBS”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”), in each case, with respect to Laudus Growth Investors U.S. Large Cap Growth Fund (the “Fund”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and UBS, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and UBS, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to UBS seeking certain relevant information. The responses by CSIM and UBS are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreements for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreements with was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of CSIM and its affiliates, and UBS, dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of UBS; and

5.	the extent to which economies of scale would be realized as the Fund grows, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by UBS to the Fund and the resources it dedicates to the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and UBS to the Fund and the resources of CSIM and its affiliates and the resources of UBS dedicated to the Fund supported renewal of the Agreements.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an appropriate index/benchmark, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund,

 19

the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer category and comparison having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and fees charged by UBS to other mutual funds and to other types of accounts, such as separate accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to UBS, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and UBS from their relationships with the Fund, such as whether, by virtue of their management of the Fund, CSIM or UBS obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and UBS, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and UBS, and their respective affiliates. With respect to the profitability of UBS, the Board also considered that UBS is compensated by CSIM, and not by the Fund directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and UBS is reasonable and supported renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered existing contractual investment advisory fee schedule for the Fund that includes lower fees at higher graduated asset levels, and UBS’s agreement to a contractual sub-advisory fee schedule that includes lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

20

Trustees and Officers

The tables below give information about the trustees and officers for the Laudus Trust which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 91 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Trust since 2004.)	Chairman of JDN Corporate Advisory LLC.	74	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Trust since 2010.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Laudus Trust since 2004.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	74	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Laudus Trust since 2011.)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Laudus Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	74	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Laudus Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	74	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

 21

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Laudus Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Trust since 2010.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	74	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	91	None

22

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Laudus Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Chief Financial Officer (Officer of Laudus Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

Catherine MacGregor 1964 Vice President, Chief Legal Officer and Clerk (Officer of Laudus Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

David Lekich 1964 Vice President and Assistant Clerk (Officer of Laudus Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds retirement policy requires that independent trustees retire at age 72 or after 20 years of service as a trustee, whichever comes first. In addition, the Laudus Funds retirement policy also requires any independent trustee of the Laudus Funds who also serves as an independent trustee of the Schwab Funds to retire from the Boards of Trustees of the Laudus Funds upon their required retirement date from either the Boards of Trustees of the Laudus Funds or the Schwab Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Glossary

Bond is a security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Bond credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Russell 1000 Growth Index is an index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index is an index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index is a market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudus.com.

24

Notes

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.877.824.5615 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR51736-03
00089292

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) The Laudus Trust

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer

Date:	11/16/12
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer

Date:	11/16/12

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	11/14/12